                 ----------------------------------------------

                                   PROSPECTUS
                               DECEMBER 29, 2000
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Asset Allocation Portfolio
                  --    Telecom Utility Portfolio
                  --    Equity Income Portfolio
                  --    Equity Index Portfolio
                  --    Growth-Income Portfolio
                  --    Federated Value Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Goldman Sachs Research Portfolio
                  --    MFS Growth and Income Portfolio
                  --    Putnam Growth Portfolio
                  --    Blue Chip Growth Portfolio
                  --    Real Estate Portfolio
                  --    Small Company Value Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    Growth Opportunities Portfolio
                  --    Marsico Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio
                  --    Technology Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

ACCOUNT INFORMATION.........................................     34

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     35

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     35

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     35

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     36

  Investment Strategies.....................................     36

GLOSSARY....................................................     44

  Investment Terminology....................................     44

  Risk Terminology..........................................     47

MANAGEMENT..................................................     50

  Investment Adviser and Manager............................     50

  Information about the Subadvisers.........................     51

  Portfolio Management......................................     52

  Custodian, Transfer and Dividend-Paying Agent.............     65

FINANCIAL HIGHLIGHTS........................................     66

FOR MORE INFORMATION........................................     73

                                        Q&A

       FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.
       YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.
       INCOME is interest payments from bonds or dividends from stocks.

       TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

       "HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.
      --------------------------------------------------------------------
                                TRUST HIGHLIGHTS
      --------------------------------------------------------------------

      The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-one separate investment series ("Portfolios") and their investment goals and principal strategies. More complete investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 36, and the glossary that follows on page 44.


Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?
A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.
                            FIXED INCOME PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Cash Management         high current yield while    invests in a diversified selection
    Portfolio               preserving capital          of money market instruments
  ----------------------------------------------------------------------------------------------
    Corporate Bond          high total return with      invests primarily in investment
    Portfolio               only moderate price risk    grade fixed income securities
  ----------------------------------------------------------------------------------------------
    Global Bond Portfolio   high total return,          invests in high quality fixed
                            emphasizing current         income securities of U.S. and
                            income and, to a lesser     foreign issuers and transactions in
                            extent, capital             foreign currencies
                            appreciation
  ----------------------------------------------------------------------------------------------
    High-Yield Bond         high current income and,    invests primarily in intermediate
    Portfolio               secondarily, capital        and long-term corporate
                            appreciation                obligations, emphasizing
                                                        high-yield, high-risk fixed income
                                                        securities (junk bonds) with a
                                                        primary focus on "B" rated
                                                        high-yield bonds
  ----------------------------------------------------------------------------------------------
    Worldwide High Income   high current income and,    invests primarily in high-yield,
    Portfolio               secondarily, capital        high-risk fixed income securities
                            appreciation                (junk bonds) of issuers located
                                                        throughout the world
  ----------------------------------------------------------------------------------------------

       BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

       ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.
       CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.
       INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.
       A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                    BALANCED OR ASSET ALLOCATION PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    SunAmerica Balanced     conservation of             maintains at all times a balanced
    Portfolio               principal and capital       portfolio of stocks and bonds, with
                            appreciation                at least 25% invested in fixed
                                                        income securities
  ----------------------------------------------------------------------------------------------
    MFS Total Return        reasonable current          invests primarily in common stocks
    Portfolio               income, long-term           and fixed income securities, with
                            capital growth and          an emphasis on income-producing
                            conservation of capital     securities that appear to have some
                                                        potential for capital enhancement
  ----------------------------------------------------------------------------------------------
    Asset Allocation        high total return           invests in a diversified portfolio
    Portfolio               (including income and       that may include common stocks and
                            capital gains)              other securities with common stock
                            consistent with long-       characteristics, bonds and other
                            term preservation of        intermediate and long-term fixed
                            capital                     income securities and money market
                                                        instruments
  ----------------------------------------------------------------------------------------------
    Telecom Utility         high current income and     invests primarily in equity and
    Portfolio               moderate capital            debt securities of utility
                            appreciation                companies
  ----------------------------------------------------------------------------------------------

                               EQUITY PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Equity Income           long-term capital           invests primarily in equity
    Portfolio               appreciation and income     securities that are expected to pay
                                                        above-average dividends
  ----------------------------------------------------------------------------------------------
    Equity Index Portfolio  investment results that     invests primarily in common stocks
                            correspond with the         included in the S&P 500(R)
                            performance of the
                            Standard & Poor's 500(R)
                            Composite Stock Price
                            Index ("S&P 500(R)")
  ----------------------------------------------------------------------------------------------
    Growth-Income           growth of capital and       invests primarily in common stocks
    Portfolio               income                      or securities that demonstrate the
                                                        potential for appreciation and/or
                                                        dividends
  ----------------------------------------------------------------------------------------------
    Federated Value         growth of capital and       invests primarily in the securities
    Portfolio               income                      of high quality companies
  ----------------------------------------------------------------------------------------------
    Davis Venture Value     growth of capital           invests primarily in common stocks
    Portfolio                                           of companies with market
                                                        capitalizations of at least $5
                                                        billion
  ----------------------------------------------------------------------------------------------
    "Dogs" of Wall Street   total return (including     invests in thirty high dividend
    Portfolio               capital appreciation and    yielding common stocks selected
                            current income)             annually from the Dow Jones
                                                        Industrial Average and the broader
                                                        market (see page 35 for additional
                                                        information about the investment
                                                        strategy for the "Dogs" of Wall
                                                        Street Portfolio)
  ----------------------------------------------------------------------------------------------
    Alliance Growth         long-term growth of         invests primarily in equity
    Portfolio               capital                     securities of a limited number of
                                                        large, carefully selected, high
                                                        quality U.S. companies that are
                                                        judged likely to achieve superior
                                                        earnings
  ----------------------------------------------------------------------------------------------

       A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

       MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                               EQUITY PORTFOLIOS

  ------------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ------------------------------------------------------------------------------------------------
    Goldman Sachs Research  long-term growth of         invests under normal circumstances,
    Portfolio               capital                     at least 90% of its total assets in
                                                        U.S. equity securities, including
                                                        securities of foreign issuers that
                                                        are traded in the U.S. Under normal
                                                        circumstances, the Portfolio will
                                                        only purchase equity securities that
                                                        are included in the Goldman Sachs
                                                        Global Investment Research Division's
                                                        U.S. Select List and will sell
                                                        securities that have been removed
                                                        from the U.S. Select List. (see page
                                                        35 for additional information about
                                                        the investment strategy for the
                                                        Goldman Sachs Research Portfolio)
  ------------------------------------------------------------------------------------------------
    MFS Growth and Income   reasonable current          invests primarily in equity
    Portfolio               income and long-term        securities
                            growth of capital and
                            income
  ------------------------------------------------------------------------------------------------
    Putnam Growth           long-term growth of         invests primarily in common stocks or
    Portfolio               capital                     securities with common stock
                                                        characteristics that its Subadviser
                                                        believes have above-average growth
                                                        prospects
  ------------------------------------------------------------------------------------------------
    Blue Chip Growth        capital appreciation        invests primarily in common stocks
    Portfolio                                           that demonstrate the potential for
                                                        capital appreciation, issued by
                                                        large-cap companies
  ------------------------------------------------------------------------------------------------
    Real Estate Portfolio   total return through a      invests primarily in securities of
                            combination of growth       companies principally engaged in or
                            and income                  related to the real estate industry
                                                        or that own significant real estate
                                                        assets or that primarily invest in
                                                        real estate financial instruments
  ------------------------------------------------------------------------------------------------
    Small Company Value     capital appreciation        invests in a broadly diversified
    Portfolio                                           portfolio of equity securities of
                                                        small companies generally with market
                                                        capitalizations of less than $1
                                                        billion
  ------------------------------------------------------------------------------------------------
    MFS Mid-Cap Growth      long-term growth of         invests primarily in equity
    Portfolio               capital                     securities of medium-sized companies
                                                        that its Subadviser believes have
                                                        above-average growth potential
  ------------------------------------------------------------------------------------------------
    Aggressive Growth       capital appreciation        invests primarily in equity
    Portfolio                                           securities of high growth companies
                                                        including small and medium sized
                                                        growth companies with market
                                                        capitalizations of $1.5 billion to
                                                        $10 billion
  ------------------------------------------------------------------------------------------------
    Growth Opportunities    capital appreciation        invests primarily in common stocks
    Portfolio                                           that demonstrate the potential for
                                                        capital appreciation, issued
                                                        generally by mid-cap companies
  ------------------------------------------------------------------------------------------------
    Marsico Growth          long-term growth of         invests under normal circumstances at
    Portfolio               capital                     least 65% in equity securities of
                                                        large companies with a general core
                                                        position of 20 to 30 common stocks
  ------------------------------------------------------------------------------------------------
    Technology Portfolio    long-term capital           invests primarily in equity
                            appreciation                securities that demonstrate the
                                                        potential for capital appreciation,
                                                        issued by companies the Subadvisor
                                                        believes are positioned to benefit
                                                        from involvement in technology and
                                                        technology-related industries
                                                        worldwide
  ------------------------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.
AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.

                                      INTERNATIONAL PORTFOLIOS

                                    ---------------------------------------------------------------------------------------------
                                    PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
                                    ---------------------------------------------------------------------------------------------
                                      International Growth    growth of capital and,      invests primarily in common stocks
                                      and Income Portfolio    secondarily, current        traded on markets outside the U.S.
                                                              income
                                    ---------------------------------------------------------------------------------------------
                                      Global Equities         long-term growth of         invests primarily in common stocks
                                      Portfolio               capital                     or securities with common stock
                                                                                          characteristics of U.S. and
                                                                                          foreign issuers that demonstrate
                                                                                          the potential for appreciation and
                                                                                          engages in transactions in foreign
                                                                                          currencies
                                    ---------------------------------------------------------------------------------------------
                                      International           long-term capital           invests (in accordance with
                                      Diversified Equities    appreciation                country and sector weightings
                                      Portfolio                                           determined by its Subadviser) in
                                                                                          common stocks of foreign issuers
                                                                                          that, in the aggregate, replicate
                                                                                          broad country and sector indices
                                    ---------------------------------------------------------------------------------------------
                                      Emerging Markets        long-term capital           invests primarily in common stocks
                                      Portfolio               appreciation                and other equity securities of
                                                                                          companies that its Subadviser
                                                                                          believes have above-average growth
                                                                                          prospects primarily in emerging
                                                                                          markets outside the U.S.
                                    ---------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 36 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED VALUE, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS GROWTH AND INCOME, PUTNAM GROWTH, BLUE CHIP GROWTH, REAL ESTATE, SMALL COMPANY VALUE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS, AND TECHNOLOGY PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS GROWTH AND INCOME, PUTNAM GROWTH, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND, and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and TELECOM UTILITY PORTFOLIOS invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, MFS TOTAL RETURN, ASSET ALLOCATION, EQUITY INCOME, REAL ESTATE, SMALL COMPANY VALUE and MFS MID-CAP GROWTH PORTFOLIOS also invest significantly in junk bonds. While the Adviser and Subadvisers each tries to diversify its portfolio and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations (money market securities), you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments may be subject to changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest internationally, including in "emerging market" countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the SMALL COMPANY VALUE, GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH, AGGRESSIVE GROWTH, TECHNOLOGY, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    Each of the EQUITY INDEX and "DOGS" OF WALL STREET PORTFOLIOS will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Such utility securities entail certain risks including: (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

    To attempt to reduce these risks, the Subadviser will perform its own credit analysis in addition to using recognized rating agencies and will obtain information from other sources, including the issuer's management and other investment analysts.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolio's investments are, and likely will continue to be, interests in Real Estate Investment Trusts (REITs).

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP GROWTH, MARSICO GROWTH and INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    In addition, the GOLDMAN SACHS RESEARCH PORTFOLIO invests principally in securities included in the Goldman Sachs Global Investment Research Division's U.S. Select List which comprises approximately 25-35 equity securities. As a result of the small universe of stocks in which the Portfolio generally invests, it may be subject to greater risks than would a more diversified fund.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY and MARSICO GROWTH PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information is not included for Portfolios that have not been in existence for at least one full calendar year.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

                                                                       CASH MANAGEMENT PORTFOLIO
                                                                       -------------------------
1994                                                                             3.80
1995                                                                             5.48
1996                                                                             4.91
1997                                                                             5.22
1998                                                                             5.05
1999                                                                             4.87

During the period shown in the bar chart, the highest return for a quarter was 1.36% (quarter ended 06/30/95) and the lowest return for a quarter was 0.64% (quarter ended 03/31/94). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 4.41%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE   PAST FIVE   RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)                        YEAR       YEARS     INCEPTION(1)
-----------------------------------------------------------------------------------------------
 Cash Management Portfolio                                    4.87%      5.11%         4.57%
-----------------------------------------------------------------------------------------------

(1)  Inception date for the Portfolio is February 9, 1993.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -3.19
1995                                                                             17.78
1996                                                                              4.49
1997                                                                             10.90
1998                                                                              6.05
1999                                                                             -1.85

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 3.96%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio                                     -1.85%      7.27%         5.40%
------------------------------------------------------------------------------------------------
 Lipper Corporate BBB Rated Index(2)                          -1.60%      7.35%         5.48%
------------------------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(3)                      -1.94%      8.18%         6.11%
------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(4)                           -0.81%      7.74%         5.84%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) The Lipper Corporate BBB Rated Index is an average of variable annuity accounts that include at least 65% of assets in corporate and government debt issues in the top four grades.

(3) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(4) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -4.65
1995                                                                             17.64
1996                                                                              9.36
1997                                                                             10.03
1998                                                                             10.87
1999                                                                              8.09

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 5.00%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE      PAST FIVE   RETURN SINCE
        CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Global Bond Portfolio                                       8.09%         9.20%        6.99%
------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond Index(2)                 0.73%         9.77%        8.64%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The J.P. Morgan Global Government Bond Index tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -5.52
1995                                                                             14.24
1996                                                                             14.57
1997                                                                             14.42
1998                                                                             -2.95
1999                                                                              6.50

During the period shown in the bar chart, the highest return for a quarter was 7.38% (quarter ended 09/30/97) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -1.24%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE      PAST FIVE   RETURN SINCE
        CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio                                   6.50%        9.13%         7.55%
------------------------------------------------------------------------------------------------
 Merrill Lynch High-Yield Master Index(2)                    1.55%        9.60%         9.07%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1995                                                                            -20.97
1996                                                                             25.32
1997                                                                             15.54
1998                                                                            -17.07
1999                                                                             19.31

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 0.94%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE         PAST ONE       PAST FIVE       RETURN SINCE
       CALENDAR YEAR ENDED DECEMBER 31, 1999)            YEAR           YEARS         INCEPTION(1)
--------------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio                          19.31%         11.62%           10.74%
--------------------------------------------------------------------------------------------------
 First Boston High Yield Bond Index(2)                     3.28%          9.07%            8.72%
--------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Plus(3)                                 21.59%         16.54%           14.62%
--------------------------------------------------------------------------------------------------
 Blended Index(4)                                          6.88%         12.31%           11.26%
--------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a market-weighted index composed of all Brady Bonds outstanding; it includes Argentina, Brazil, Mexico, Nigeria, the Philippines, and Venezuela.

(4) The Blended Index combines 50% of the First Boston High Yield Index and 50% of the J.P. Morgan Emerging Markets Bond Index Plus.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1997                                                                             24.48
1998                                                                             24.61
1999                                                                             21.40

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -5.24% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 0.41%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio                                  21.40%           22.67%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  21.03%           26.60%
-----------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(3)                             -0.81%            6.60%
-----------------------------------------------------------------------------------------
 Blended Index(4)                                               11.54%           17.41%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1995                                                                             27.64
1996                                                                              9.94
1997                                                                             16.90
1998                                                                             19.53
1999                                                                              2.88

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -4.95% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 10.55%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE   PAST FIVE   RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
-------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio(2)                                  2.88%      15.07%       14.46%
-------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                 21.03%      28.56%       26.90%
-------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(4)                            -0.81%       7.74%        7.56%
-------------------------------------------------------------------------------------------------
 Blended Index(5)                                              11.54%      18.77%       17.84%
-------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to January 1, 1999, the MFS Total Return Portfolio was named the Balanced Phoenix Investment Counsel Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(5) The Blended Index consists of 35% Lehman Brothers Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -0.26
1995                                                                             26.29
1996                                                                             18.95
1997                                                                             21.81
1998                                                                              3.32
1999                                                                              9.44

During the period shown in the bar chart, the highest return for a quarter was 11.05% (quarter ended 06/30/97) and the lowest return for a quarter was -8.76% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 2.74%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Asset Allocation Portfolio                                    9.44%      15.65%       12.77%
------------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                21.03%      28.56%       21.76%
------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(3)                           -0.81%       7.74%        5.84%
------------------------------------------------------------------------------------------------
 Blended Index(4)                                             12.00%      20.09%       15.37%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(4) The Blended Index consists of 40% Lehman Brothers Aggregate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1997                                                                             25.73
1998                                                                             14.04
1999                                                                              1.78

During the period shown in the bar chart, the highest return for a quarter was 12.85% (quarter ended 12/31/97) and the lowest return for a quarter was -6.67% (quarter ended 03/31/99). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -0.56%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 Telecom Utility Portfolio(2)                                   1.78%           13.93%
-----------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                 21.03%           26.60%
-----------------------------------------------------------------------------------------
 Blended Index(4)                                              21.41%           28.64%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to July 5, 2000, the Telecom Utility Portfolio was named the Utility Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Communications Service Index, on a market capitalization weighted basis. The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries. The S&P Communications Service Index is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Communications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

--------------------------------------------------------------------------------

                            EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1999                                                                             4.16

During the period shown in the bar chart, the highest return for a quarter was 4.94% (quarter ended 12/31/99) and the lowest return for a quarter was -7.71% (quarter ended 09/30/99). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 5.44%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 Equity Income Portfolio                                        4.16%            8.93%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%           26.61%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1999                                                                             17.14

During the period shown in the bar chart, the highest return for a quarter was 14.57% (quarter ended 12/31/99) and the lowest return for a quarter was -7.18% (quarter ended 09/30/99). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -1.84%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 Equity Index Portfolio                                        17.14%           24.75%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%           26.61%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -2.61
1995                                                                             34.10
1996                                                                             24.06
1997                                                                             33.91
1998                                                                             30.74
1999                                                                             30.04

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -14.39% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 2.95%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)             YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------
 Growth-Income Portfolio                                      30.04%      30.52%       22.22%
------------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                21.03%      28.56%       21.37%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           FEDERATED VALUE PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1997                                                                             31.43
1998                                                                             17.96
1999                                                                              6.19

During the period shown in the bar chart, the highest return for a quarter was 16.10% (quarter ended 12/31/98) and the lowest return for a quarter was -11.49% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 0.60%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  CALENDAR YEAR       PAST ONE    RETURN SINCE
ENDED DECEMBER 31, 1999)                                       YEAR       INCEPTION(1)
--------------------------------------------------------------------------------------
 Federated Value Portfolio                                      6.19%        17.52%
--------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%        26.60%
--------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1995                                                                             37.45
1996                                                                             24.76
1997                                                                             34.32
1998                                                                             13.73
1999                                                                             16.11

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 8.29%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED   PAST ONE    PAST FIVE    RETURN SINCE
DECEMBER 31, 1999)                                              YEAR        YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio(2)                              16.11%       24.92%         23.75%
----------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                 21.03%       28.56%         26.90%
----------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to April 10, 2000, the Davis Venture Value Portfolio was named the Venture Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1999                                                                             -7.08

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -9.92% (quarter ended 09/30/99). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -10.04%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio                               -7.08%            -4.64%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%            20.50%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is April 1, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -2.16
1995                                                                             43.79
1996                                                                             29.11
1997                                                                             31.43
1998                                                                             52.23
1999                                                                             33.07

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -12.54% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -3.70%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio                                              33.07%      37.66%         27.69%
------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index(2)                                           33.16%      32.41%         23.75%
-------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        MFS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -8.01
1995                                                                             32.10
1996                                                                             15.99
1997                                                                             23.22
1998                                                                             29.28
1999                                                                              5.93

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -8.93% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 2.44%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 MFS Growth and Income Portfolio(2)                                      5.93%      20.92%         15.05%
------------------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                          21.03%      28.56%         21.37%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to January 1, 1999 the MFS Growth and Income Portfolio was named the Growth Phoenix Investment Counsel Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                            PUTNAM GROWTH PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -1.57
1995                                                                             24.75
1996                                                                             20.37
1997                                                                             32.48
1998                                                                             34.76
1999                                                                             29.71

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -12.26% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -3.83%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio(2)                                             29.71%      28.31%         20.01%
------------------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                          21.03%      28.56%         21.37%
------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index(4)                                           33.16%      32.41%         23.75%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to April 7, 1997, the Putnam Growth Portfolio was known as the Provident Growth Portfolio, managed by Provident Investment Counsel.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1998                                                                            -14.11
1999                                                                             -7.42

During the period shown in the bar chart, the highest return for a quarter was 11.98% (quarter ended 06/30/99) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 18.27%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Real Estate Portfolio                                                            -7.42%         -2.92%
----------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                                     -4.54%         -2.30%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

--------------------------------------------------------------------------------

                         SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1999                                                                             6.15

During the period shown in the bar chart, the highest return for a quarter was 19.24% (quarter ended 06/30/99) and the lowest return for a quarter was -14.29% (quarter ended 03/31/99). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 12.98%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Small Company Value Portfolio                                                     6.15%        10.41%
----------------------------------------------------------------------------------------------------------
 Russell 2000 Value Index(2)                                                      21.25%        27.31%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000 Value Index is a subset of the Russell 2000 Index that includes companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the broad equity market Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1997                                                                             12.35
1998                                                                             17.43
1999                                                                             84.66

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -17.31% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 10.66%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio                                                       84.66%        30.10%
----------------------------------------------------------------------------------------------------------
 Russell 2000 Index(2)                                                             21.25%        11.15%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with a base value of $135,000 as of December 31, 1986.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1998                                                                             10.83
1999                                                                             24.18

During the period shown in the bar chart, the highest return for a quarter was 14.81% (quarter ended 12/31/98) and the lowest return for a quarter was -17.57% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was 3.71%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio                                        24.18%         15.87%
----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                                               27.31%         16.44%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 developed market countries in Europe, Australia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1994                                                                             -0.30
1995                                                                             19.16
1996                                                                             14.18
1997                                                                             15.06
1998                                                                             22.86
1999                                                                             30.94

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -18.20% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -6.06%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio                                              30.94%      20.29%         16.99%
------------------------------------------------------------------------------------------------------------
 MSCI World Index(2)                                                    25.34%      20.25%         18.39%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structure of 22 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1995                                                                             10.34
1996                                                                              9.31
1997                                                                              6.37
1998                                                                             18.53
1999                                                                             24.59

During the period shown in the bar chart, the highest return for a quarter was 15.91% (quarter ended 03/31/98) and the lowest return for a quarter was -12.33% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -15.06%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED   PAST ONE    PAST FIVE    RETURN SINCE
DECEMBER 31, 1999)                                              YEAR        YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio                  24.59%       13.63%         12.38%
----------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                            27.31%       13.15%         11.75%
----------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 developed market countries in Europe, Australia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
[BAR CHART]

1998                                                                            -24.27
1999                                                                             77.45

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 09/30/00, the year-to-date return was -24.26%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                                                       77.45%          4.52%
----------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(2)                                              66.42%         -0.66%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets--Free Index measures the performance of companies representative of the market structure of 25 emerging market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York (Life Companies), each of which is affiliated with the Trust's investment adviser and manager, SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the Life Companies. So if you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Companies. You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

Under normal circumstances, the Goldman Sachs Research Portfolio will generally purchase a stock that has been added to, or sell a stock that has been removed from, the U.S. Select List (as described below) at some point after publication of that change, at the discretion of the Subadviser. Notification of changes to the U.S. Select List is made to clients of Goldman, Sachs & Co. and to the portfolio management team of the Goldman Sachs Research Portfolio at the same time. The Subadviser expects the performance of the Goldman Sachs Research Portfolio to be driven by sector and/or stock selection of the U.S. Select List. In addition, the Subadviser may at times purchase supplemental securities that are not included on the U.S. Select List.

Goldman Sachs has achieved world-wide recognition for its value-added research products. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark S&P 500(R) Index over the next 12 to 18 months. The U.S. Stock Selection Committee currently comprises ten senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, economist, and sector specialists. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis.

The U.S. Select List is not compiled with any particular client or product in mind and is not (and will not be) compiled with the Goldman Sachs Research Portfolio in mind. The performance of the U.S. Select List cannot be used to predict the performance of the Goldman Sachs Research Portfolio, an actively managed mutual fund. The performance of the Goldman Sachs Research Portfolio may differ from that of the published U.S. Select List, for a variety of reasons, including transaction costs, time delay between when a stock is added or removed from the list and when it is bought or sold for the Goldman Sachs Research Portfolio; modification in the stock weights in order to control risk; and the Goldman Sachs Research Portfolio's investments in cash equivalents, options and other securities and instruments that are not included in the U.S. Select List.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase.


-----------------------------------------------------------------------------------------------------------------------------
                                                   FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                              CASH                                                     HIGH-YIELD        WORLDWIDE HIGH
                           MANAGEMENT        CORPORATE BOND       GLOBAL BOND             BOND               INCOME
-----------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income       - Fixed income       - Fixed income       - Fixed income       - Foreign
  Portfolio's            securities:          securities:          securities:          securities:          securities:
  principal              - U.S. treasury      - corporate          - U.S. and non-      - junk bonds         - emerging
  investments?             bills                bonds                U.S. government    - convertible          market
                         - agency discount    - investment grade     securities           bonds                government
                           notes                fixed income       - investment grade   - preferred stocks     securities
                         - commercial paper     securities           corporate bonds    - zero coupon and    - emerging market
                         - corporate debt     - junk bonds         - mortgage and         deferred             corporate debt
                           instruments          (up to 35%)          asset-backed         interest bonds       instruments
                       - Short-term           - U.S. government      securities                              - Eurobonds
                         investments            securities       - Short-term                                - Brady bonds
                                                                   investments                               - Junk bonds
                                                                 - Currency
                                                                   transactions
                                                                 - Foreign
                                                                   securities
-----------------------------------------------------------------------------------------------------------------------------
  In what other types  N/A                  - Fixed income       - Options and        - Equity             - Currency
  of investments may                          securities:          futures              securities:          transactions
  the Portfolio                               - preferred        - Forward              - convertible      - Illiquid
  significantly                                 securities         commitments            securities         securities (up
  invest?                                     - zero coupon,     - Mortgage and         - warrants           to 15%)
                                                deferred           interest-rate      - Fixed income       - Borrowing for
                                                interest and       swaps                securities:          temporary or
                                                PIK bonds        - Hybrid               - U.S.               emergency
                                                (up to 35%)        instruments            government         purposes
                                            - Foreign            - Deferred               securities         (up to 33 1/3%)
                                              securities           interest bonds       - investment grade
                                            - When-issued and    - Inverse floaters       bonds
                                              delayed delivery   - Illiquid           - Foreign
                                              transactions         securities (up       securities
                                            - Illiquid             to 15%)            - PIK bonds
                                              securities (up     - Pass-through       - Short-term
                                              to 15%)              securities           investments
                                            - Pass-through       - Borrowing for      - Short sale risks
                                              securities           temporary or
                                            - Convertible          emergency
                                             securities            purposes
                                                                   (up to 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                   FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                              CASH                                                     HIGH-YIELD        WORLDWIDE HIGH
                           MANAGEMENT        CORPORATE BOND       GLOBAL BOND             BOND               INCOME
-----------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                 - Short-term        - Mortgage dollar   - Borrowing for     - Hybrid
  investments may the                        investments         rolls               temporary or        instruments
  Portfolio use as                         - Defensive         - Zero coupon,        emergency         - Options and
  part of efficient                          investments         deferred            purposes            Futures
  portfolio                                - Options and         interest and PIK    (up to 33 1/3%)   - Forward
  management or to                           futures             bonds             - Illiquid            commitments
  enhance return?                            (up to 10%)       - Firm commitments    securities
                                           - Borrowing for       and when-issued     (up to 15%)
                                             temporary or        or delayed --     - Loan
                                             emergency           delivery            participations
                                             purposes            transactions      - Short sales
                                             (up to 33 1/3%)   - Forward           - Rights
                                           - Securities        commitments
                                             lending           - Loan
                                             (up to 33 1/3%)     participations
                                                               - Securities
                                                                 lending (up to
                                                                 33 1/3%)
                                                               - Interest rate
                                                                 swaps, caps,
                                                                 floors and
                                                                 collars
-----------------------------------------------------------------------------------------------------------------------------
  What risks normally  - Interest rate     - Credit quality    - Interest rate     - Credit quality    - Foreign exposure
  affect the             fluctuations      - Interest rate       fluctuations      - Interest rate     - Credit quality
  Portfolio?           - Security            fluctuations      - Credit quality      fluctuations      - Illiquidity
                         selection         - Market            - Currency          - Security          - Securities
                                             volatility          volatility          selection           selections
                                           - Small and medium  - Derivatives       - Market            - Market
                                             sized companies   - Market              volatility          volatility
                                           - Security            volatility                            - Currency
                                             selection         - Non-diversified                         volatility
                                                                 status                                - Non-diversified
                                                               - Foreign exposure                        status
                                                               - Hedging
                                                               - Security
                                                                 selection
-----------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                 BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------
                               SUNAMERICA
                                BALANCED        MFS TOTAL RETURN    ASSET ALLOCATION    TELECOM UTILITY
---------------------------------------------------------------------------------------------------------
 What are the Portfolio's  - Equity            - Equity            - Equity            - Equity
 principal investments?    securities:         securities (at      securities:         securities:
                            - common stocks    least 40%, but not  - common stocks     - mid-cap stocks
                           - Fixed income        more than 75%):   - convertible       - large-cap stocks
                           securities:         - common stocks     securities          - small-cap stocks
                           - U.S. government   - convertible       - warrants          - REITs
                             securities        securities          - rights
                           - corporate debt    - rights            - Fixed income
                             instruments       - Fixed income      securities:
                                               securities (at      - U.S. government
                                                 least 25%):         securities
                                               - U.S. government   - investment grade
                                                 securities          corporate bonds
                                               - pass-through      - preferred stocks
                                               securities          - junk bonds (up
                                               - corporate debt    to 25% of fixed
                                                 instruments         income
                                               - preferred stocks    investments)
                                               - Loan              - senior
                                               participations      securities
                                               - Equity swaps      - pass-through
                                               - Emerging markets  securities
                                                                   - REITs
                                                                   - Registered
                                                                   investment
                                                                     companies
                                                                   - Foreign
                                                                   securities
                                                                   - Hybrid
                                                                   Instruments:
                                                                     - WEBs and SPDRs
                                                                   - Illiquid
                                                                   securities
                                                                    (up to 15%)
---------------------------------------------------------------------------------------------------------
 In what other types of    - Equity            - Foreign           - Equity            - Equity
 investments may the       securities:         securities:         securities:         securities:
 Portfolio significantly   - small-cap stocks   (up to 20%):       - small-cap stocks  - convertible
 invest?                      (up to 20%)      - Brady bonds       - convertible          securities
                           - Short-term        - depositary        securities          - Fixed income
                           investments         receipts            - Foreign           securities:
                            (up to 10%)        - fixed income      securities:         - corporate bonds
                           - Defensive         securities (U.S.    - ADRs, GDRs and    - investment grade
                           investments         dollar              EDRs                fixed income
                           - Foreign           denominated)        - emerging markets  securities
                           securities          - Junk bonds        - Equity swaps      - preferred stocks
                           - Illiquid           (up to 20%)        - Hybrid
                           securities          - Securities        securities
                            (up to 15%)        lending             - Currency
                                                (up to 33 1/3%)    transactions
                                                                   - Futures
                                                                   - Forward
                                                                   commitments
                                                                   - Mortgage dollar
                                                                   rolls
                                                                   - Deferred
                                                                     interest bonds
---------------------------------------------------------------------------------------------------------
 What other types of       - Options and       - Municipal bonds   - Options and       - Short-term
 investments may the       futures             - Warrants          futures             investments
 Portfolio use as part of  - Currency          - Zero-coupon,      - Short-term        - Defensive
 efficient portfolio       transactions        deferred interest   investments         investments
 management or to enhance  - Borrowing for      and PIK bonds      - Firm commitment   - Options and
 return?                   temporary or          when issued and    agreements         futures
                            emergency            delayed-          - When issued and   - Borrowing for
                            purposes (up to    delivery            delayed-delivery    temporary or
                             33 1/3%)          transactions        transactions          emergency
                           - Securities        - Hybrid            - Zero coupon         purposes (up to
                           lending             instruments         bonds                33 1/3%)
                            (up to 33 1/3%)    - Inverse floaters  - Interest rate     - Securities
                                               - Options and       swaps, caps,        lending
                                               futures             floors and collars   (up to 33 1/3%)
                                               - Currency          - Securities
                                               transactions        lending
                                               - Forward            (up to 33 1/3%)
                                               commitments         - Loan
                                               - Registered        participations
                                               investment          - Defensive
                                                 companies         investments
                                               - Short-term        - Borrowing for
                                               investments         temporary or
                                               - Defensive           emergency
                                               investments           purposes (up to
                                               - Borrowing for       33 1/3%)
                                               temporary or
                                                 emergency
                                                 purposes (up to
                                                 33 1/3%)
---------------------------------------------------------------------------------------------------------
 What risks normally       - Market            - Security          - Market            - Market
 affect the Portfolio?     volatility          selection           volatility          volatility
                           - Interest rate     - Market            - Securities        - Utility industry
                           fluctuations        volatility          selection
                           - Credit quality    - Foreign exposure  - Interest rate
                           - Currency          - Interest rate     fluctuations
                           volatility          fluctuations        - Credit quality
                           - Foreign exposure  - Illiquidity       - Currency
                           - Derivatives       - Credit quality    volatility
                           - Hedging           - Active trading    - Foreign exposure
                                               - Prepayment        - Derivatives
                                                                   - Hedging
---------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                      EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         DAVIS VENTURE
                         EQUITY INCOME        EQUITY INDEX       GROWTH-INCOME      FEDERATED VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  What are the         - Equity            - Equity            - Equity            - Equity            - Equity
  Portfolio's          securities:         securities:         securities:         securities:         securities:
  principal            - common stocks     - common stocks     - large-cap stocks  - large-cap stocks  - large-cap stocks
  investments?                                                 - mid-cap stocks
-----------------------------------------------------------------------------------------------------------------------------
  In what other types  - Equity            N/A                 - Foreign           - Equity            - Mid-cap stocks
  of investments may   securities:                             securities          securities:         - Foreign
  the Portfolio        - small-cap stocks                        (up to 25%)       - mid-cap stocks    securities
  significantly        - convertible                                               - Foreign
  invest?                securities                                                  securities:
                       - Fixed income                                              - ADRs
                         securities:
                       - U.S. government
                         securities
                       - preferred stocks
                       - Foreign
                       securities
                         (up to 25%)
-----------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term        - Short-term        - Short-term        - Short-term        - Short-term
  investments may the    investments         investments         investments         investments         investments
  Portfolio use as     - Defensive         - Defensive         - Defensive         - Defensive         - Defensive
  part of efficient      investments         investments         investments         investments         investments
  portfolio            - Options and       - Options and       - Borrowing for     - Options and       - U.S. government
  management or to       futures             futures             temporary or        futures             securities
  enhance return?      - Borrowing for       (up to 20%)         emergency         - Borrowing for
                         temporary or      - Borrowing for       purposes            temporary or
                         emergency           temporary or        (up to 33 1/3%)     emergency
                         purposes            emergency         - Options and         purposes
                         (up to 33 1/3%)     purposes            futures             (up to 33 1/3%)
                       - Securities          (up to 33 1/3%)                       - Securities
                       lending             - Securities                            lending
                         (up to 33 1/3%)   lending                                   (up to 33 1/3%)
                       - Illiquid            (up to 33 1/3%)
                       securities          - Illiquid
                         (up to 15%)       securities
                       - Forward             (up to 15%)
                         commitments       - Foreign
                       - Registered        securities
                       investment          - Small-cap stocks
                         companies         - Registered
                       - Firm commitments    investment
                       - When issued and     companies
                         delayed-delivery  - Firm commitments
                         transactions      - When issued and
                       - Junk bonds          delayed-delivery
                                             transactions
-----------------------------------------------------------------------------------------------------------------------------
  What risks normally  - Market            - Market            - Market            - Market            - Market
  affect the           volatility          volatility          volatility          volatility          volatility
  Portfolio?           - Securities        - Passively-        - Securities        - Securities        - Securities
                         selection           managed strategy    selection           selection           selection
                       - Active trading    - Active trading    - Active trading
                                                               - Growth stocks
-----------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                     EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------
                       "DOGS" OF WALL                          GOLDMAN SACHS       MFS GROWTH AND
                           STREET         ALLIANCE GROWTH         RESEARCH             INCOME          MARSICO GROWTH
---------------------------------------------------------------------------------------------------------------------------
 What are the        - Equity            - Equity            - Equity            - Equity            - Equity
 Portfolio's         securities:         securities:         securities:         securities          securities:
 principal           - large-cap stocks  - large-cap stocks  - common stocks      (at least 65%):    - large-cap stocks
 investments?                                                - warrants          - common stocks
                                                             - rights            - convertible
                                                             - convertible          securities
                                                             securities          - Fixed income
                                                             - Equity swaps        securities:
                                                              (up to 15%)        - preferred stocks
                                                             - Preferred stocks  - Foreign
                                                                                 securities:
                                                                                 - depositary
                                                                                 receipts
---------------------------------------------------------------------------------------------------------------------------
 In what other       N/A                 - Foreign           - Small-cap stocks  - Foreign           - Foreign
 types of                                securities          - Currency          securities          securities
 investments may                          (up to 25%)        transactions         (up to 20%)         (up to 25%)
 the Portfolio                                               - Futures           - Securities        - Fixed income
 significantly                                               - Equity            lending              securities:
 invest?                                                     securities of        (up to 33 1/3%)    - U.S. government
                                                               foreign issuers                       securities
                                                             - Hybrid                                - preferred stocks
                                                             instruments                             - junk bonds
                                                              (up to 15%);                              (up to 10%)
                                                             - structured                            - investment grade
                                                             securities                                fixed income
                                                             - SPDRs (up to                            securities
                                                               10%)                                  - zero-coupon,
                                                             - Other registered                         deferred
                                                               investment                             interest and PIK
                                                               companies (up to                       bonds
                                                               10% and                               - Convertible
                                                              including                              securities
                                                              exchange-traded                        - Warrants
                                                              funds)                                 - Forward
                                                             - REITs                                 commitment
                                                             - U.S. government                         agreements
                                                             securities                              - When-issued and
                                                             - Corporate debt                          delayed-delivery
                                                               instruments                             transactions
                                                             - Short-term
                                                               investments
---------------------------------------------------------------------------------------------------------------------------
 What other types    - Short-term        - Short-term        - Options           - Pass-through      - Short-term
 of investments        investments         investments       - Currency          securities          investments
 may the Portfolio   - Defensive         - Defensive         transactions        - Warrants          - Defensive
 use as part of      investments         investments         - Forward           - Zero-coupon,      instruments
 efficient           - Borrowing for     - Borrowing for       commitments       deferred interest   - Options and
 portfolio            temporary or        temporary or       - When-issued and     and PIK bonds     futures
 management or to      emergency           emergency           delayed delivery  - Short sales       - Borrowing for
 enhance return?       purposes            purposes          - Borrowing for     - when issued and   temporary or
                      (up to 33 1/3%)     (up to 33 1/3%)      temporary or        delayed-delivery    emergency
                     - Options and       - Options and         emergency           transactions        purposes
                       futures             futures             purposes (up to   - Futures            (up to 33 1/3%)
                                                             33 1/3%)            - Currency          - Illiquid
                                                             - Short sales       transactions        securities
                                                              (up to 25% and     - Forward            (up to 15%)
                                                             only "against the     commitments       - Currency
                                                               box")             - Registered        transactions
                                                             - Securities        investment
                                                             lending               companies
                                                              (up to 33 1/3%)    - Illiquid
                                                             - Repurchase        securities
                                                             agreements           (up to 15%)
                                                                                 - Short-term
                                                                                 investments
                                                                                 - Defensive
                                                                                 investments
                                                                                 - Borrowing for
                                                                                   temporary or
                                                                                   emergency
                                                                                   purposes (up to
                                                                                   33 1/3%)
                                                                                 - Rights
                                                                                 - Emerging markets
---------------------------------------------------------------------------------------------------------------------------
 What risks          - Market            - Market            - Market            - Market            - Market
 normally affect     volatility          volatility          volatility          volatility          volatility
 the Portfolio?      - Securities        - Securities        - Securities        - Securities        - Securities
                     selection           selection           selection           selection           selection
                     - Non-diversified   - Active trading    - Credit quality    - Medium sized      - Non-diversified
                     status              - Growth stocks     - Derivatives       companies           status
                     - Illiquidity                           - Illiquidity       - Growth stocks     - Foreign exposure
                     - Passively                             - Interest rate                         - Technology
                     managed strategy                        fluctuation                             sector
                                                             - Small companies                       - Growth stocks
                                                             - Real estate
                                                             industry
                                                             - Foreign exposure
                                                             - Unseasoned
                                                               companies
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                  EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------
                                                                                                SMALL COMPANY
                           PUTNAM GROWTH        BLUE CHIP GROWTH          REAL ESTATE               VALUE
---------------------------------------------------------------------------------------------------------------------
  What are the         - Equity securities    - Equity securities:   - Equity securities:   - Equity securities:
  Portfolio's                                 - large-cap stocks     - mid-cap stocks       - small-cap stocks
  principal                                     (at least 65%)       - small-cap stocks
  investments?                                - mid-cap stocks       - Fixed income
                                                                       securities:
                                                                     - preferred stocks
                                                                     - REITs
---------------------------------------------------------------------------------------------------------------------
  In what other types  N/A                    - Small-cap stocks     - Convertible stocks   - Fixed income
  of investments may                          - Foreign securities   - Foreign securities   securities:
  the Portfolio                                                      - Junk bonds           - U.S. government
  significantly                                                        (up to 5%)             securities
  invest?                                                            - Corporate bonds      - corporate debt
                                                                                              instruments
                                                                                            - preferred stocks
                                                                                            - junk bonds
                                                                                            - Foreign securities
                                                                                              (up to 25%)
---------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term           - Short-term           - Short-term           - Short-term
  investments may the    investments            investments            investments            investments
  Portfolio use as     - Currency               (up to 10%)          - Defensive            - Defensive
  part of efficient    transactions           - Defensive            investments            investments
  portfolio            - Defensive            instruments            - U.S. government      - Borrowing for
  management or to     investments            - Options and futures  securities               temporary or
  enhance return?      - Borrowing for        - Borrowing for                                 emergency purposes
                         temporary or           temporary or                                  (up to 33 1/3%)
                         emergency purposes   emergency purposes                            - Securities lending
                       - Options and futures    (up to 33 1/3%)                               (up to 33 1/3%)
                       - Warrants             - Securities lending                          - Illiquid securities
                       - Hybrid instruments     (up to 33 1/3%)                               (up to 15%)
                                                                                            - Forward commitments
                                                                                            - Registered
                                                                                            investment companies
                                                                                            - Firm commitments
                                                                                            - When issued and
                                                                                              delayed-delivery
                                                                                              transactions
                                                                                            - REITs
                                                                                            - Convertible
                                                                                            securities
                                                                                            - Warrants
                                                                                            - Rights
---------------------------------------------------------------------------------------------------------------------
  What risks normally  - Market volatility    - Market volatility    - Market volatility    - Market volatility
  affect the           - Securities           - Securities           - Securities           - Securities
  Portfolio?           selection              selection              selection              selection
                       - Growth stocks        - Active trading       - Real estate          - Small companies
                                              - Interest rate        industry               - Active trading
                                              fluctuation            - Small and medium
                                              - Growth stocks        sized companies
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                             MFS MID-CAP
                                GROWTH            AGGRESSIVE GROWTH      GROWTH OPPORTUNITIES         TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities     - Equity securities:    - Equity securities:    - Equity securities:
  Portfolio's             (at least 65%):       - small-cap stocks      - mid-cap stocks        - large-cap stocks
  principal             - common stocks         - mid-cap stocks                                - mid-cap stocks
  investments?          - mid-cap stocks        - convertible                                   - small-cap stocks
                        - convertible           securities                                      - Foreign securities:
                        securities              - warrants                                      - ADRs, EDRs and GDRs
                        - Fixed income          - Defensive
                        securities:             investments
                        - preferred stocks      - Options and futures
                        - Foreign securities:
                        - depositary receipts
--------------------------------------------------------------------------------------------------------------------------
  In what other types   - Foreign securities    N/A                     - Small-cap stocks      N/A
  of investments may      (up to 20%)                                   - Large-cap stocks
  the Portfolio         - Junk bonds
  significantly           (up to 10%)
  invest?               - Securities lending
                          (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------
  What other types of   - Warrants              - Borrowing for         - Short-term            - Warrants
  investments may the   - Rights                temporary or emergency    investments           - Rights
  Portfolio use as      - Corporate debt          purposes                (up to 10%)           - Illiquid securities
  part of efficient       instruments             (up to 33 1/3%)       - Defensive               (up to 15%)
  portfolio management  - U.S. Government       - Illiquid securities   investments             - Options and futures
  or to enhance           securities              (up to 15%)           - Options and futures
  return?               - Zero-coupon,          - Short-term
                        deferred interest and     investments
                          PIK bonds
                        - Short sales
                        - When issued and
                          delayed-delivery
                          transactions
                        - Options and futures
                        - Currency
                        transactions
                        - Forward commitments
                        - Registered
                        investment companies
                        - Illiquid securities
                          (up to 15%)
                        - Short-term
                          investments
                        - Defensive
                        investments
                        - Borrowing for
                          temporary or
                          emergency purposes
                          (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------
  What risks normally   - Market volatility     - Market volatility     - Market volatility     - Market volatility
  affect the            - Securities selection  - Securities selection  - Securities selection  - Securities selection
  Portfolio?            - Medium sized          - Illiquidity           - Small and medium      - Technology sector
                        companies               - Interest rate           sized companies       - IPO investing
                        - Foreign exposure      fluctuations            - Derivatives           - Derivatives
                        - Emerging markets      - Small and medium      - Hedging               - Active trading
                        - Growth stocks         sized companies         - Growth stocks         - Growth stocks
                        - Non-diversified       - Credit quality                                - Foreign exposure
                        status                  - Derivatives
                        - Active trading        - Hedging
                                                - Emerging markets
                                                - Growth stocks
                                                - Active trading
--------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               INTERNATIONAL PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                            INTERNATIONAL                                   INTERNATIONAL
                          GROWTH AND INCOME        GLOBAL EQUITIES       DIVERSIFIED EQUITIES      EMERGING MARKETS
----------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities:    - Equity securities:    - Equity securities     - Equity securities:
  Portfolio's           - large-cap stocks      - large-cap stocks      - Foreign securities    - small-cap stocks
  principal               (foreign)             - mid-cap stocks                                - mid-cap stocks
  investments?          - Foreign securities    - Foreign securities                            - Foreign securities
----------------------------------------------------------------------------------------------------------------------
  In what other types   - Equity securities:    N/A                     - Equity securities:    - Hybrid instruments
  of investments may    - mid-cap stocks                                - convertible           - Equity swaps
  the Portfolio            (foreign)                                    securities
  significantly         - Foreign securities:                           - Warrants
  invest?               - emerging markets                              - Rights
                                                                        - Fixed income
                                                                          securities:
                                                                        - U.S. government
                                                                          securities
                                                                        - preferred stocks
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Equity securities:    - Short-term            - Short-term            N/A
  investments may the   - small-cap stocks        investments             investments
  Portfolio use as        (foreign)             - Currency              - Defensive
  part of efficient     - large-cap stocks      transactions            investments
  portfolio management     (U.S.)               - Defensive             - Currency
  or to enhance         - Currency              investments             transactions
  return?               transactions            - Borrowing for         - Illiquid securities
                        - Short-term            temporary or emergency    (up to 15%)
                        investments               purposes (up to       - Options and futures
                                                  33 1/3%)              - Forward commitments
                                                - Options and futures   - Registered
                                                                        investment companies
                                                                        - Firm commitment
                                                                          agreements
                                                                        - Securities lending
                                                                          (up to 33 1/3%)
----------------------------------------------------------------------------------------------------------------------
  What risks normally   - Currency volatility   - Market volatility     - Market volatility     - Currency volatility
  affect the            - Foreign exposure      - Securities selection  - Foreign exposure      - Foreign exposure
  Portfolio?            - Market volatility     - Active trading        - Non-diversified       - Emerging markets
                        - Securities selection  - Currency volatility   status                  - Growth stocks
                        - Hedging               - Foreign exposure      - Emerging markets      - Market volatility
                                                - Growth stocks         - Growth stocks         - Securities selection
                                                                        - Currency volatility
                                                                        - Sector risk
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - LARGE-CAP STOCKS are common stocks of large companies that generally have market capitalizations of over $9.5 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as Standard & Poor's (S&P), the Frank Russell Company (Russell), Morningstar, Inc. (Morningstar) or Lipper, Inc. (Lipper).

     - MID-CAP STOCKS are common stocks of medium sized companies that generally have market capitalizations ranging from $1.5 billion to $9.5 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar or Lipper. With respect to the MFS MID-CAP GROWTH PORTFOLIO, the Subadviser will consider companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(TM) Growth Index to be medium sized companies.

     - SMALL-CAP STOCKS are common stocks of small companies that generally have market capitalizations of $1.5 billion or less, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, or Lipper.

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS are exchanges of the total return on a stock for the total return on another asset, usually a diversified equity or fixed income index.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc.( Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK bonds") are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and World Equity Benchmark Shares) and STRUCTURED SECURITIES, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES: A short sale involves the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as describe in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING

MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the 1940 Act.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.5 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

SunAmerica Asset Management Corp. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. SAAMCo does not presently rely on this exemptive order with respect to the Trust. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York, 10017, is a corporation organized under the laws of the state of Delaware. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Strategic Investment Series, Inc.

For the fiscal year ended January 31, 2000, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:


                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................           0.49%
Corporate Bond Portfolio.....................           0.62%
Global Bond Portfolio........................           0.69%
High-Yield Bond Portfolio....................           0.62%
Worldwide High Income Portfolio..............           1.00%
SunAmerica Balanced Portfolio................           0.62%
MFS Total Return Portfolio...................           0.66%
Asset Allocation Portfolio...................           0.58%
Telecom Utility Portfolio....................           0.75%
Equity Income Portfolio......................           0.65%
Equity Index Portfolio.......................           0.40%
Growth-Income Portfolio......................           0.53%
Federated Value Portfolio....................           0.71%
Davis Venture Value Portfolio................           0.71%
"Dogs" of Wall Street Portfolio..............           0.60%
Alliance Growth Portfolio....................           0.60%
MFS Growth and Income Portfolio..............           0.70%
Putnam Growth Portfolio......................           0.76%
Real Estate Portfolio........................           0.80%
Small Company Value Portfolio................           1.00%
Aggressive Growth Portfolio..................           0.70%
International Growth and Income Portfolio....           0.98%
Global Equities Portfolio....................           0.72%
International Diversified Equities
  Portfolio..................................           1.00%
Emerging Markets Portfolio...................           1.25%

For the period April 1, 1999 (commencement of operations) through January 31, 2000, the MFS MID-CAP GROWTH PORTFOLIO paid SAAMCo a fee equal to 0.75% of the Portfolio's average daily net assets.

SAAMCo's fee with respect to the GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH and TECHNOLOGY PORTFOLIOS as a percentage of average daily net assets, including breakpoints, is as follows:

                                                         FEE
                  PORTFOLIO                    (INCLUDING BREAKPOINTS)
                  ---------                    -----------------------
Goldman Sachs Research Portfolio.............  1.20%
Blue Chip Growth Portfolio...................  0.70% to $250 million
                                               0.65% next $250 million
                                               0.60% over $500 million
Growth Opportunities Portfolio...............  0.75% to $250 million
                                               0.70% next $250 million
                                               0.65% over $500 million
Marsico Growth Portfolio.....................  0.85%
Technology Portfolio.........................  1.20%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance serves as investment manager of employee benefit fund assets for 31 of the Fortune 100 companies.

BANC OF AMERICA CAPITAL MANAGEMENT, INC. (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP and its affiliates, dedicated to providing responsible investment management and superior service, manage money for foundations, universities, corporation, institutions and individuals.

DAVIS SELECTED ADVISERS, L.P. (Davis Selected) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis Selected provides advisory services to other investment companies. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it.

FEDERATED INVESTMENT COUNSELING (Federated) is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated and its affiliate companies serves as investment adviser to a number of investment companies and private accounts.

FIRST AMERICAN ASSET MANAGEMENT (First American) is located at 601 Second Avenue South, Minneapolis, Minnesota 55402. First American has acted as an investment adviser to First American Investment Funds, Inc. since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996.

GOLDMAN SACHS ASSET MANAGEMENT (GSAM), a unit of the Investment Management Division, a separate operating division of Goldman, Sachs & Co. (Goldman Sachs), is located at 32 Old Slip, New York, NY 10005. Goldman Sachs registered as an investment adviser in 1981. GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), an affiliate of Goldman Sachs, is located at Procession House, 55 Ludgate Hill, London EC4M7JW, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.

MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico, founded in September 1997 by Thomas F. Marsico, is a full service investment advisory which provides investment management services to various mutual funds and private accounts.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, Massachusetts, 02116.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT, D/B/A MORGAN STANLEY ASSET MANAGEMENT (MSAM) offers investment management and fiduciary services to taxable and tax-exempt funds and institutions, international organizations and individuals investing in U.S. and international equity and fixed income securities. MSAM is located at 1221 Avenue of the Americas, New York, New York 10020.

PUTNAM INVESTMENT MANAGEMENT, INC. (Putnam), is a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family.

SAAMCo compensated the various Subadvisers out of the advisory fees that it received from the respective Portfolios. SAAMCo may terminate any agreement with another Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each portfolio is set forth in the following table.

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio     BACAP                         - Taxable Money Market       N/A
                                                               Management Team
-----------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio      Federated                     - Joseph M. Balestrino       Mr. Balestrino joined
                                                               Co-Portfolio Manager and   Federated in 1986 as a
                                                             Senior Vice President        Project Manager in the
                                                                                          Product Design
                                                                                          Department and became
                                                                                          an Assistant Vice
                                                                                          President and
                                                                                          Investment Analyst in
                                                                                          1991. He became a Vice
                                                                                          President and portfolio
                                                                                          manager in 1995 and a
                                                                                          Senior Vice President
                                                                                          in 1998.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Mark E. Durbiano           Mr. Durbiano joined
                                                             Co-Portfolio Manager and     Federated in 1982 as an
                                                             Senior Vice President        Investment Analyst and
                                                                                          became a Vice President
                                                                                          and portfolio manager
                                                                                          in 1988. He has been a
                                                                                          Senior Vice President
                                                                                          since 1996.
                                                             - Christopher J. Smith       Mr. Smith joined
                                                               Co-Portfolio Manager and   Federated in 1995 as a
                                                             Vice President               Portfolio Manager and
                                                                                          Vice President. Prior
                                                                                          to joining Federated,
                                                                                          he was an Assistant
                                                                                          Vice President at
                                                                                          Provident Life &
                                                                                          Accident Insurance
                                                                                          Company from 1987
                                                                                          through 1994.
-----------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio         GSAM-International            - Stephen C. Fitzgerald      Mr. Fitzgerald,
                                                               Senior Portfolio Manager   Managing Director and
                                                                                          Chief Investment
                                                                                          Officer for
                                                                                          International Fixed
                                                                                          Income in the London
                                                                                          office since November
                                                                                          1998, joined GSAM
                                                                                          International in 1992
                                                                                          as an Executive
                                                                                          Director and Portfolio
                                                                                          Manager.
                                                             - Andrew F. Wilson           Mr. Wilson, a Managing
                                                               Senior Portfolio Manager   Director and senior
                                                                                          portfolio manager for
                                                                                          international fixed
                                                                                          income in the London
                                                                                          office, joined GSAM
                                                                                          International in
                                                                                          December 1995 as an
                                                                                          Executive Director and
                                                                                          portfolio manager.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio     SAAMCo                        - John W. Risner             Mr. Risner joined
                                                             Vice President and           SAAMCo in 1997 as a
                                                             Portfolio Manager            Vice President and
                                                                                          portfolio manager.
                                                                                          Prior to joining
                                                                                          SAAMCo, he served as
                                                                                          Senior Portfolio
                                                                                          Manager of the Value
                                                                                          Line Aggressive Income
                                                                                          Trust and the Value
                                                                                          Line Convertible Fund
                                                                                          from 1992 to 1997.
-----------------------------------------------------------------------------------------------------------------
 Worldwide High Income         MSAM                          - Robert Angevine            Mr. Angevine is a
 Portfolio                                                     Principal and              Principal of MSAM and a
                                                             Co-Portfolio Manager         portfolio manager of
                                                                                          MSAM's high-yield
                                                                                          investments. He joined
                                                                                          the firm in 1988 as a
                                                                                          portfolio manager.
                                                             - Gordon W. Loery            Mr. Loery has been a
                                                               Co-Portfolio Manager       Principal and portfolio
                                                                                          manager of MSAM since
                                                                                          1996. Mr. Loery joined
                                                                                          MSAM in 1990 as a fixed
                                                                                          income analyst.
                                                             - Stephen F. Esser           Mr. Esser is a Managing
                                                               Managing Director and      Director of MSAM and
                                                             Co-Portfolio                 has been a portfolio
                                                               Manager                    manager with MSAM's
                                                                                          affiliate Miller
                                                                                          Anderson & Sherrerd,
                                                                                          LLP since 1988.
                                                             - Abigail McKenna            Ms. McKenna is a
                                                               Principal and              Principal and portfolio
                                                               Co-Portfolio Manager       manager of MSAM. She
                                                                                          was a Senior Portfolio
                                                                                          Manager at MetLife
                                                                                          Investment Management
                                                                                          Corp. from 1995 to 1996
                                                                                          and a Limited Partner
                                                                                          at Weiss Peck & Greer
                                                                                          from 1991 to 1995. Ms.
                                                                                          McKenna joined MSAM in
                                                                                          1996.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced           SAAMCo                        - Francis D. Gannon          Mr. Gannon has been a
 Portfolio                                                   Senior Vice President and    portfolio manager with
                                                             Portfolio Manager            SAAMCo since 1996. He
                                                                                          joined SAAMCo in 1993
                                                                                          as an equity analyst.
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio    MFS                           - David M. Calabro           Mr. Calabro joined MFS
                                                               Senior Vice President and  in 1992 as a Vice
                                                             Portfolio Manager            President and equity
                                                                                          analyst. He became a
                                                                                          portfolio manager in
                                                                                          1993 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
                                                             - David S. Kennedy           Mr. Kennedy, the
                                                               Senior Vice President and  manager of the
                                                             Portfolio Manager            Portfolio's fixed
                                                                                          income securities,
                                                                                          joined MFS in 2000 as a
                                                                                          Senior Vice President
                                                                                          and Portfolio Manager.
                                                                                          Prior to joining MFS,
                                                                                          Mr. Kennedy was a fixed
                                                                                          income portfolio
                                                                                          manager and research
                                                                                          analyst with Harbor
                                                                                          Capital Management
                                                                                          Company from 1994 to
                                                                                          2000.
                                                             - Constantinos G. Mokas      Mr. Mokas, manager of
                                                               Vice President and         the Portfolio's equity
                                                               Portfolio Manager          portion, joined MFS in
                                                                                          1990 as a research
                                                                                          analyst. He was
                                                                                          promoted to Assistant
                                                                                          Vice President in 1994,
                                                                                          Vice President in 1996
                                                                                          and portfolio manager
                                                                                          in 1998.
                                                             - Lisa B. Nurme              Ms. Nurme, a manager of
                                                               Senior Vice President and  the Portfolio's equity
                                                             Portfolio Manager            portion, became a
                                                                                          portfolio manager in
                                                                                          1995 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Kenneth J. Enright         Mr. Enright, a manager
                                                               Vice President and         of the Portfolio's
                                                               Portfolio Manager          equity portion, joined
                                                                                          MFS in 1986 as a
                                                                                          research analyst. He
                                                                                          became an Assistant
                                                                                          Vice President in 1987,
                                                                                          Vice President in 1988,
                                                                                          and portfolio manager
                                                                                          in 1993.
-----------------------------------------------------------------------------------------------------------------
 Asset Allocation Portfolio    GSAM                          - Eileen Rominger            Ms. Rominger joined
                                                               Managing Director          GSAM as a senior
                                                               and Senior Portfolio       portfolio manager in
                                                               Manager                    1999. From 1981 to 1999
                                                               (value portion)            she was employed at
                                                                                          Oppenheimer Capital,
                                                                                          most recently as a
                                                                                          senior portfolio
                                                                                          manager.
                                                             - George D. Adler            Mr. Adler joined GSAM
                                                               Vice President and Senior  in 1997 as a portfolio
                                                               Portfolio Manager          manager. From 1990 to
                                                               (growth portion)           1997, he was a
                                                                                          portfolio manager at
                                                                                          Liberty Investment
                                                                                          Management, Inc.
                                                                                          ("Liberty").
                                                             - Robert G. Collins          Mr. Collins joined GSAM
                                                               Vice President and Senior  in 1997 as a portfolio
                                                               Portfolio Manager          manager. From 1991 to
                                                               (growth portion)           1997, he was a
                                                                                          portfolio manager at
                                                                                          Liberty.
                                                             - Herbert E. Ehlers          Mr. Ehlers joined GSAM
                                                               Managing Director and      in 1997 as a senior
                                                               Senior Portfolio Manager   portfolio manager and
                                                               (growth portion)           Chief Investment
                                                                                          Officer of the Growth
                                                                                          Equity Team. From 1994
                                                                                          to 1997, he was the
                                                                                          Chief Investment
                                                                                          Officer and Chairman at
                                                                                          Liberty. He was a
                                                                                          portfolio manager and
                                                                                          president at Liberty's
                                                                                          predecessor firm, Eagle
                                                                                          Asset Management
                                                                                          ("Eagle"), from 1984 to
                                                                                          1994.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Gregory H. Ekizian         Mr. Ekizian joined GSAM
                                                             Vice President and Senior    in 1997 as a portfolio
                                                             Portfolio Manager            manager and Co-Chair of
                                                             (growth portion)             the Growth Equity
                                                                                          Investment Committee in
                                                                                          1997. From 1990 to
                                                                                          1997, he was a
                                                                                          portfolio manager at
                                                                                          Liberty and its
                                                                                          predecessor firm,
                                                                                          Eagle.
                                                             - David G. Shell             Mr. Shell joined GSAM
                                                               Vice President and Senior  in 1997 as a Vice
                                                             Portfolio Manager            President and portfolio
                                                               (growth portion)           manager. From 1987 to
                                                                                          1997, he was a
                                                                                          portfolio manager at
                                                                                          Liberty and its
                                                                                          predecessor firm,
                                                                                          Eagle.
                                                             - Ernest C. Segundo, Jr.     Mr. Segundo joined GSAM
                                                               Vice President and Senior  in 1997 as a portfolio
                                                               Portfolio Manager          manager. From 1992 to
                                                               (equity portion)           1997, he was a
                                                                                          portfolio manager at
                                                                                          Liberty.
                                                             - Jonathan A. Beinner        Mr. Beinner has been
                                                               Managing Director and      Managing Director of
                                                             Co-Head U.S. Fixed Income    GSAM's U.S. Fixed
                                                               (fixed income portion)     Income Department since
                                                                                          1997. He joined the
                                                                                          Fixed Income Group in
                                                                                          1990 as an associate
                                                                                          portfolio manager.
                                                             - C. Richard Lucy            Mr. Lucy has been Co-
                                                               Managing Director (fixed   Managing Director of
                                                             income portion) and Co-Head  GSAM's Fixed Income
                                                             U.S. Fixed Income            Department since 1997.
                                                                                          He joined the Fixed
                                                                                          Income Group in 1992
                                                                                          as a Vice President and
                                                                                          portfolio manager.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 Telecom Utility Portfolio     Federated                     - Adrian G. Davies           Mr. Davies joined
                                                             Senior Investment Analyst    Federated in August
                                                             and Portfolio Manager        1999 as an Investment
                                                                                          Analyst and was named
                                                                                          Senior Investment
                                                                                          Analyst/ Portfolio
                                                                                          Manager in August 2000.
                                                                                          Prior to joining
                                                                                          Federated, Mr. Davies
                                                                                          was an Investment
                                                                                          Analyst/Manager with
                                                                                          Shenyin Wanguo
                                                                                          Securities (H.K.) Ltd.
                                                                                          from 1994 through 1997.
                                                             - John L. Nichol             Mr. Nichol joined
                                                               Assistant Vice President   Federated in September
                                                             and Senior Investment        2000 as an Assistant
                                                             Analyst                      Vice President/Senior
                                                                                          Investment Analyst.
                                                                                          Prior to joining
                                                                                          Federated, Mr. Nichol
                                                                                          was a portfolio manager
                                                                                          for the Public
                                                                                          Employees Retirement
                                                                                          System of Ohio from
                                                                                          1992 through August
                                                                                          2000.
-----------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       First American                - Gerald C. Bren             Mr. Bren joined First
                                                               Co-Portfolio Manager       American in 1972 as an
                                                                                          investment analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1987. He is
                                                                                          a Chartered Financial
                                                                                          Analyst.
                                                             - Cori B. Johnson            Ms. Johnson joined
                                                               Portfolio Manager          First American in 1991
                                                                                          as a securities
                                                                                          analyst. She became a
                                                                                          portfolio manager in
                                                                                          1993. She is a
                                                                                          Chartered Financial
                                                                                          Analyst.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio        First American                - James S. Rovner            Mr. Rovner joined First
                                                             Portfolio Manager            American in 1986 as a
                                                                                          portfolio manager and
                                                                                          has managed assets for
                                                                                          institutional and
                                                                                          individual clients for
                                                                                          over 15 years,
                                                                                          specializing in equity
                                                                                          and balanced investment
                                                                                          strategies.
                                                             - Evan C. Lundquist          Mr. Lundquist joined
                                                               Portfolio Manager          First American in 1998
                                                                                          as an analyst and
                                                                                          portfolio manager. He
                                                                                          has analytic
                                                                                          responsibilities for
                                                                                          paper/forest products,
                                                                                          metals and mining,
                                                                                          steel, engineering and
                                                                                          construction, and
                                                                                          building and appliances
                                                                                          industries.
-----------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio       Alliance                      - Michael R. Baldwin         Mr. Baldwin joined the
                                                               Portfolio Manager and      company in 1989 as a
                                                             Senior Vice President        research analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1991 and was
                                                                                          promoted to Senior Vice
                                                                                          President and Associate
                                                                                          Director of Research in
                                                                                          1996.
-----------------------------------------------------------------------------------------------------------------
 Federated Value Portfolio     Federated                     - Arthur J. Barry            Mr. Barry joined
                                                               Co-Portfolio Manager and   Federated in 1994 as an
                                                             Vice President               Investment Analyst and
                                                                                          was promoted to an
                                                                                          Assistant Vice
                                                                                          President and portfolio
                                                                                          manager in April 1997.
                                                                                          He was then promoted to
                                                                                          Vice President in 1998.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Michael P. Donnelly        Mr. Donnelly joined
                                                             Co-Portfolio Manager and     Federated in 1989 as an
                                                             Senior Vice President        Investment Analyst. He
                                                                                          served as an Assistant
                                                                                          Vice President of an
                                                                                          affiliate of Federated
                                                                                          from 1992 to 1994, a
                                                                                          Vice President from
                                                                                          1994 to 1999, and a
                                                                                          Senior Vice President
                                                                                          since 1999.
-----------------------------------------------------------------------------------------------------------------
 Davis Venture Value           Davis Selected                - Christopher C. Davis       Mr. Davis has been
 Portfolio                                                     Portfolio Manager          employed by Davis
                                                                                          Selected since 1989 as
                                                                                          a research analyst,
                                                                                          assistant portfolio
                                                                                          manager, co-portfolio
                                                                                          manager, and portfolio
                                                                                          manager.
                                                             - Kenneth C. Feinberg        Mr. Feinberg has been
                                                               Portfolio Manager          employed by Davis
                                                                                          Selected since 1994 as
                                                                                          a research analyst,
                                                                                          assistant portfolio
                                                                                          manager, and portfolio
                                                                                          manager.
-----------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street         SAAMCo                        - Francis D. Gannon          See above.
 Portfolio                                                     Senior Vice President and
                                                             Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio     Alliance                      - James G. Reilly            Mr. Reilly joined the
                                                               Executive Vice President   company in 1984 as a
                                                             and Portfolio Manager        research analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1993 and was
                                                                                          promoted to an
                                                                                          Executive Vice
                                                                                          President in 1999.
-----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research        GSAM                          - Melissa Brown              Ms. Brown joined GSAM
 Portfolio                                                     Vice President and         as a portfolio manager
                                                             Product Manager for          in 1998. From 1994 to
                                                             Quantitative Equities        1998, she was the
                                                                                          director of
                                                                                          Quantitative Equity
                                                                                          Research and served on
                                                                                          the Investment Policy
                                                                                          Committee at Prudential
                                                                                          Securities.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Robert C. Jones            Mr. Jones joined GSAM
                                                             Managing Director and Head   as a portfolio manager
                                                             of Quantitative Equities     in 1989.
                                                             - Victor H. Pinter           Mr. Pinter joined GSAM
                                                               Vice President and Head    as a research analyst
                                                             of Portfolio Construction    in 1990. He became a
                                                                                          portfolio manager in
                                                                                          1992.
-----------------------------------------------------------------------------------------------------------------
 MFS Growth and Income         MFS                           - John D. Laupheimer, Jr.    Mr. Laupheimer joined
 Portfolio                                                     Senior Vice President and  MFS in 1981 as a
                                                               Portfolio Manager          research analyst. He
                                                                                          became an Investment
                                                                                          Officer in 1988,
                                                                                          Assistant Vice
                                                                                          President in 1984, Vice
                                                                                          President in 1986,
                                                                                          portfolio manager in
                                                                                          1987, Senior Vice
                                                                                          President in 1995 and
                                                                                          Director of Equity
                                                                                          Research in 1999.
                                                             - Mitchell D. Dynan          Mr. Dynan joined MFS in
                                                               Senior Vice President and  1986 as a research
                                                             Portfolio Manager            analyst. He became an
                                                                                          Assistant Vice
                                                                                          President in 1987, Vice
                                                                                          President in 1988,
                                                                                          portfolio manager in
                                                                                          1995 and Senior Vice
                                                                                          President in 1999.
-----------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio       Putnam                        - C. Beth Cotner             Ms. Cotner joined the
                                                               Managing Director and      company in 1995 as
                                                             Chief Investment Officer     Senior Vice President
                                                                                          and Senior Portfolio
                                                                                          Manager. Prior to that
                                                                                          time, she was an
                                                                                          Executive Vice
                                                                                          President of Kemper
                                                                                          Financial Services from
                                                                                          1984 to 1995.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                             - Richard England            Mr. England joined the
                                                             Senior Vice President and    company in 1992 as a
                                                             Senior Portfolio Manager     Global Equity Analyst.
                                                                                          In 1994, he was
                                                                                          promoted to Associate
                                                                                          Director of Research
                                                                                          and then joined the
                                                                                          Growth Equity Team in
                                                                                          1996 as a Senior
                                                                                          Portfolio Manager.
                                                             - Manuel H. Weiss            Mr. Weiss joined the
                                                               Senior Vice President and  company in 1987 as a
                                                             Senior Portfolio Manager     portfolio manager to
                                                                                          head the quantitative
                                                                                          effort in the
                                                                                          development of the Core
                                                                                          Growth Equity product.
                                                             - David J. Santos            Mr. Santos joined the
                                                               Senior Vice President and  company in 1986 as a
                                                             Portfolio Manager            Pricing Operations
                                                                                          Manager and moved to
                                                                                          the investment
                                                                                          management side in
                                                                                          1991. He became a
                                                                                          portfolio manager in
                                                                                          1992.
-----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    SAAMCo                        - Francis D. Gannon          Mr. Gannon joined
                                                               Senior Vice President and  SAAMCo as an equity
                                                             Portfolio Manager            analyst in 1993 and has
                                                                                          been a portfolio
                                                                                          manager with the firm
                                                                                          since 1996.
-----------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio         Davis Selected                - Andrew A. Davis            Mr. Davis has been
                                                               Portfolio Manager          employed by Davis
                                                                                          Selected since 1994 as
                                                                                          a research analyst,
                                                                                          assistant portfolio
                                                                                          manager, co-portfolio
                                                                                          manager and portfolio
                                                                                          manager.
-----------------------------------------------------------------------------------------------------------------
 Small Company Value           First American               - Albin S. Dubiak             Mr. Dubiak is the
 Portfolio                                                    Portfolio Manager           leader of the
                                                                                          Investment team that
                                                                                          manages this portfolio.
                                                                                          He joined First
                                                                                          American in 1969 as an
                                                                                          investment analyst and
                                                                                          became a portfolio
                                                                                          manager is 1985.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
                                                            - Frank G. Magdalem           Mr. Magdalem joined
                                                            Portfolio Manager             First American in 1979
                                                                                          as an investment
                                                                                          analyst and became a
                                                                                          portfolio manager in
                                                                                          1991. He is a Chartered
                                                                                          Financial Analyst.
-----------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth            MFS                           - Mark Regan                 Mr. Regan joined MFS as
 Portfolio                                                     Senior Vice President and  a research analyst in
                                                             Portfolio Manager            1989. He was named
                                                                                          investment officer in
                                                                                          1990, Assistant Vice
                                                                                          President in 1991, Vice
                                                                                          President in 1992,
                                                                                          portfolio manager in
                                                                                          1998 and Senior Vice
                                                                                          President in 1999.
                                                             - David E. Sette-Ducati      Mr. Sette-Ducati joined
                                                               Vice President and         MFS in 1995 as a
                                                             Portfolio Manager            research analyst. He
                                                                                          became an Investment
                                                                                          Officer in 1997, Vice
                                                                                          President in 1999, and
                                                                                          portfolio manager in
                                                                                          February 2000.
-----------------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio   SAAMCo                        - Donna M. Calder            Ms. Calder joined the
                                                               Vice President and         firm in 1998 as a Vice
                                                             Portfolio Manager            President and portfolio
                                                                                          manager. Prior to
                                                                                          joining SAAMCo, she was
                                                                                          the founder and General
                                                                                          Partner of Manhattan
                                                                                          Capital Partners, L.P.
                                                                                          from 1991 to 1995.
-----------------------------------------------------------------------------------------------------------------
 Growth Opportunities          SAAMCo                        - Brian Clifford             Mr. Clifford has been a
 Portfolio                                                     Portfolio Manager          portfolio manager with
                                                                                          SAAMCo since joining
                                                                                          the firm in February
                                                                                          1998. From 1995 until
                                                                                          he joined SAAMCo, Mr.
                                                                                          Clifford was a
                                                                                          portfolio manager with
                                                                                          Morgan Stanley Dean
                                                                                          Witter.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio      Marsico                       - Thomas F. Marsico          Mr. Marsico formed
                                                             Chairman and Chief           Marsico in 1997. From
                                                             Executive Officer            1988 to 1997, he was an
                                                                                          Executive Vice
                                                                                          President and Portfolio
                                                                                          Manager at Janus
                                                                                          Capital Corporation.
-----------------------------------------------------------------------------------------------------------------
 Technology Portfolio          MSAM                          - Alexander L. Umansky       Mr. Umansky joined MSAM
                                                               Vice President and         as a compliance analyst
                                                               Portfolio Manager          in 1994 and has been a
                                                                                          portfolio manager since
                                                                                          1999. From 1996 to 1999
                                                                                          he was a research
                                                                                          analyst in MSAM's
                                                                                          Institutional Equity
                                                                                          Group focusing
                                                                                          primarily on
                                                                                          technology.
                                                             - Stephen C. Sexauer         Mr. Sexauer has been a
                                                               Principal and Portfolio    portfolio manager with
                                                             Manager                      MSAM since joining the
                                                                                          firm in 1989. His
                                                                                          responsibilities also
                                                                                          include equity research
                                                                                          for telecommunication,
                                                                                          technology, finance and
                                                                                          utilities.
-----------------------------------------------------------------------------------------------------------------
 International Growth and      Putnam                        - Deborah F. Kuenstner       Ms. Kuenster joined
 Income Portfolio                                              Chief Investment Officer   Putnam as a Senior Vice
                                                               and Managing Director      President and Senior
                                                                                          Portfolio Manager in
                                                                                          March 1997. Ms.
                                                                                          Kuenstner was Senior
                                                                                          Portfolio Manager at
                                                                                          Dupont Pension Fund
                                                                                          Management from 1989 to
                                                                                          1997.
                                                             - George W. Stairs           Mr. Stairs joined
                                                               Senior Vice President and  Putnam as a Global
                                                             Portfolio Manager            Equity research analyst
                                                                                          in 1994. In 1997, he
                                                                                          became a Senior Vice
                                                                                          President and Portfolio
                                                                                          Manager. Mr. Stairs was
                                                                                          an Associate at Value
                                                                                          Quest Ltd. from 1992 to
                                                                                          1994.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
-----------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio     Alliance                      - Stephen Beinhacker         Mr. Beinhacker joined
                                                             Portfolio Manager, Director  the company in 1992 as
                                                             and Senior Vice President    Director of
                                                                                          International
                                                                                          Quantitative Stock
                                                                                          Analysis and portfolio
                                                                                          manager. He was
                                                                                          promoted to Senior Vice
                                                                                          President in 1998.
-----------------------------------------------------------------------------------------------------------------
 International Diversified     MSAM                          - Barton Biggs               Mr. Biggs has been a
 Equities Portfolio                                            Chairman, Chief            Chairman and a Director
                                                             Investment Officer,          of MSAM since 1980 and
                                                             Managing Director and        a Managing Director of
                                                             Co-Portfolio Manager         Morgan Stanley & Co.
                                                                                          Incorporated since
                                                                                          1975.
                                                             - Ann Thivierge              Ms. Thivierge joined
                                                               Managing Director and      MSAM in 1986 and is
                                                             Co-Portfolio Manager         currently a Managing
                                                                                          Director.
-----------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio    Putnam                        - Thomas R. Haslett          Mr. Haslett joined
                                                               Managing Director, Chief   Putnam as Managing
                                                             Investment Officer and Co-   Director, Chief
                                                             Portfolio Manager            Investment Officer and
                                                                                          portfolio manager in
                                                                                          1996. He was a Managing
                                                                                          Director of Montgomery
                                                                                          Asset Management, Ltd.
                                                                                          from 1992 to 1996.
                                                             - J. Peter Grant             Mr. Grant joined Putnam
                                                               Senior Vice President and  in 1973 as a Vice
                                                             Co-Portfolio Manager         President and research
                                                                                          analyst. He became a
                                                                                          portfolio manager in
                                                                                          1974 and a Senior Vice
                                                                                          President in 1997.
-----------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information, except for the six month period ended July 31, 2000, has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            NET        NET                          TOTAL
                                                           ASSET     INVEST-    NET REALIZED &       FROM
                                                           VALUE       MENT     UNREALIZED GAIN    INVEST-
                         PERIOD                          BEGINNING    INCOME       (LOSS) ON         MENT
                         ENDED                           OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS
   ---------------------------------------------------------------------------------------------------------
   Cash Management Portfolio

   11/30/95                                               $10.47      $0.56         $ 0.01          $ 0.57
   11/30/96                                                10.70       0.53          (0.02)           0.51
   11/30/97                                                10.76       0.53           0.01            0.54
   11/30/98                                                10.74       0.54          (0.02)           0.52
   1/31/99#                                                10.58       0.08           0.01            0.09
   1/31/00                                                 10.67       0.51             --            0.51
   7/31/00+                                                10.94       0.31           0.01            0.32

   Corporate Bond Portfolio

   11/30/95                                                 9.75       0.60           1.00            1.60
   11/30/96                                                10.82       0.65           0.03            0.68
   11/30/97                                                11.09       0.77           0.21            0.98
   11/30/98                                                11.54       0.77          (0.02)           0.75
   1/31/99#                                                11.83       0.12           0.04            0.16
   1/31/00                                                 11.99       0.81          (1.15)          (0.34)
   7/31/00+                                                11.12       0.45          (0.16)           0.29

   Global Bond Portfolio

   11/30/95                                                 9.83       0.60           0.97            1.57
   11/30/96                                                11.02       0.59           0.54            1.13
   11/30/97                                                11.40       0.52           0.38            0.90
   11/30/98                                                11.51       0.49           0.78            1.27
   1/31/99#                                                11.77       0.07           0.11            0.18
   1/31/00                                                 11.95       0.42          (0.66)          (0.24)
   7/31/00+                                                10.83       0.24           0.19            0.43

   High-Yield Bond Portfolio

   11/30/95                                                10.32       1.11           0.12            1.23
   11/30/96                                                10.53       0.98           0.48            1.46
   11/30/97                                                11.04       1.04           0.48            1.52
   11/30/98                                                11.82       1.14          (1.24)          (0.10)
   1/31/99#                                                10.98       0.18          (0.02)           0.16
   1/31/00                                                 11.14       1.09          (0.55)           0.54
   7/31/00+                                                10.54       0.57          (0.56)           0.01

   Worldwide High Income Portfolio

   11/30/95                                                 9.95       1.10           0.47            1.57
   11/30/96                                                11.42       1.25           1.60            2.85
   11/30/97                                                13.35       0.98           0.68            1.66
   11/30/98                                                13.20       1.07          (2.61)          (1.54)
   1/31/99#                                                10.31       0.16          (0.35)          (0.19)
   1/31/00                                                 10.12       1.13           0.67            1.80
   7/31/00+                                                10.59       0.57          (0.33)           0.24

                                                                         DIVIDENDS     NET                   NET
                                                         DIVIDENDS       FROM NET     ASSET                 ASSETS
                                                       DECLARED FROM     REALIZED     VALUE                 END OF
                         PERIOD                        NET INVESTMENT     GAIN ON     END OF     TOTAL      PERIOD
                         ENDED                             INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   --------------------------------------------------  ------------------------------------------------------------
   Cash Management Portfolio
   11/30/95                                            $       (0.34)     $   --      $10.70      5.59%    $ 90,731
   11/30/96                                                    (0.45)         --       10.76      4.92       91,247
   11/30/97                                                    (0.56)         --       10.74      5.22      156,119
   11/30/98                                                    (0.68)         --       10.58      5.05      223,640
   1/31/99#                                                       --          --       10.67      0.85      277,370
   1/31/00                                                     (0.24)         --       10.94      4.85      466,588
   7/31/00+                                                       --          --       11.26      2.93      481,159
   Corporate Bond Portfolio
   11/30/95                                                    (0.53)         --       10.82     17.01       29,475
   11/30/96                                                    (0.41)         --       11.09      6.51       37,207
   11/30/97                                                    (0.53)         --       11.54      9.26       62,272
   11/30/98                                                    (0.46)         --       11.83      6.61      143,561
   1/31/99#                                                       --          --       11.99      1.35      158,804
   1/31/00                                                     (0.53)         --       11.12     (2.75)     184,309
   7/31/00+                                                       --          --       11.41      2.61      184,460
   Global Bond Portfolio
   11/30/95                                                    (0.38)         --       11.02     16.40       59,759
   11/30/96                                                    (0.75)         --       11.40     10.94       68,221
   11/30/97                                                    (0.75)      (0.04)      11.51      8.43       89,043
   11/30/98                                                    (0.79)      (0.22)      11.77     11.75      115,428
   1/31/99#                                                       --          --       11.95      1.53      122,306
   1/31/00                                                     (0.47)      (0.41)      10.83     (1.86)     127,145
   7/31/00+                                                       --          --       11.26      3.97      129,086
   High-Yield Bond Portfolio
   11/30/95                                                    (1.02)         --       10.53     12.64       82,174
   11/30/96                                                    (0.95)         --       11.04     14.86      113,229
   11/30/97                                                    (0.74)         --       11.82     14.53      195,639
   11/30/98                                                    (0.66)      (0.08)      10.98     (1.26)     284,580
   1/31/99#                                                       --          --       11.14      1.46      293,037
   1/31/00                                                     (1.14)         --       10.54      5.09      310,032
   7/31/00+                                                       --          --       10.55      0.09      300,329
   Worldwide High Income Portfolio
   11/30/95                                                    (0.10)         --       11.42     16.02       21,515
   11/30/96                                                    (0.87)      (0.05)      13.35     26.87       49,204
   11/30/97                                                    (0.90)      (0.91)      13.20     14.17      125,224
   11/30/98                                                    (0.61)      (0.74)      10.31    (13.74)     121,290
   1/31/99#                                                       --          --       10.12     (1.84)     116,977
   1/31/00                                                     (1.33)         --       10.59     19.22      124,404
   7/31/00+                                                       --          --       10.83      2.27      121,275

                                                                         RATIO OF NET
                                                        RATIO OF          INVESTMENT
                                                       EXPENSES TO        INCOME TO
                         PERIOD                        AVERAGE NET       AVERAGE NET    PORTFOLIO
                         ENDED                           ASSETS             ASSETS      TURNOVER
   --------------------------------------------------  ------------------------------------------
   Cash Management Portfolio
   11/30/95                                                 0.67%            5.32%          --%
   11/30/96                                                 0.62             4.90           --
   11/30/97                                                 0.63             5.06           --
   11/30/98                                                 0.58             4.97           --
   1/31/99#                                                0.62+             5.02-          --
   1/31/00                                                  0.53             4.82           --
   7/31/00+                                                 0.53-            5.71-          --
   Corporate Bond Portfolio
   11/30/95                                                 0.96++           5.93++        412
   11/30/96                                                 0.97             6.11          338
   11/30/97                                                 0.91             6.99           49
   11/30/98                                                 0.77             6.61           15
   1/31/99#                                                 0.80-            6.16-           4
   1/31/00                                                  0.71             7.05           37
   7/31/00+                                                 0.69-            8.02-          19
   Global Bond Portfolio
   11/30/95                                                 0.95             5.89          339
   11/30/96                                                 0.89             5.44          223
   11/30/97                                                 0.90             4.70          360
   11/30/98                                                 0.85             4.27          210
   1/31/99#                                                0.97-             3.65-          30
   1/31/00                                                  0.84             3.68          189
   7/31/00+                                                 0.81-@           4.30-@        104
   High-Yield Bond Portfolio
   11/30/95                                                 0.80            10.80          174
   11/30/96                                                 0.77             9.41          107
   11/30/97                                                 0.75             9.26          243
   11/30/98                                                 0.69             9.75          128
   1/31/99#                                                0.72-             9.71-          17
   1/31/00                                                  0.67            10.00          105
   7/31/00+                                                 0.69-@          10.76-@         57
   Worldwide High Income Portfolio
   11/30/95                                                 1.30            10.46          176
   11/30/96                                                 1.18            10.45          177
   11/30/97                                                 1.10             7.58          146
   11/30/98                                                 1.08@            8.90@         158
   1/31/99#                                                 1.11-@           9.57-@         12
   1/31/00                                                  1.12@           10.68@         116
   7/31/00+                                                 1.10-@          10.60-@         73


---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @ Net of custody credits of 0.01%, 0.01%, 0.02%, and 0.01% for the periods ending November 30, 1998, January 31, 1999, January 31, 2000, and July 31, 2000 respectively.

     +  Unaudited
     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                           EXPENSES
                                   --------------------------------------------------------
                                   11/95   11/96   11/97   11/98   1/99-     1/00    7/00-
                                   --------------------------------------------------------
    Cash Management..............  0.67%   0.62%   0.63%   0.58%    0.62%    0.53%    0.53%
    Corporate Bond...............  0.97    0.97    0.91    0.77     0.80     0.71     0.69
    Global Bond..................  0.95    0.89    0.90    0.85     0.97     0.84     0.81
    High-Yield Bond..............  0.80    0.77    0.75    0.69     0.72     0.67     0.69
    Worldwide High Income........  1.30    1.18    1.10    1.08     1.11     1.12     1.10

                                                 NET INVESTMENT INCOME (LOSS)
                                   --------------------------------------------------------
                                   11/95   11/96   11/97   11/98   1/99-     1/00    7/00-
                                   --------------------------------------------------------
    Cash Management..............  5.32%   4.90%   5.06%   4.97%    5.02%    4.82%    5.71%
    Corporate Bond...............  5.92    6.11    6.99    6.61     6.16     7.05     8.02
    Global Bond..................  5.89    5.44    4.70    4.27     3.65     3.68     4.30
    High-Yield Bond..............  10.80   9.41    9.26    9.75     9.71    10.00    10.76
    Worldwide High Income........  10.46   10.45   7.58    8.90     9.57    10.68    10.60

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       NET        NET                          TOTAL
                                                      ASSET     INVEST-    NET REALIZED &       FROM
                                                      VALUE       MENT     UNREALIZED GAIN    INVEST-
                      PERIOD                        BEGINNING    INCOME       (LOSS) ON         MENT
                       ENDED                        OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS
   ----------------------------------------------------------------------------------------------------
   SunAmerica Balanced Portfolio

   6/3/96-
   11/30/96                                          $10.00      $0.10         $ 1.03          $ 1.13
   11/30/97                                           11.13       0.23           2.15            2.38
   11/30/98                                           13.45       0.30           2.33            2.63
   1/31/99#                                           15.61       0.05           1.58            1.63
   1/31/00                                            17.24       0.36           1.80            2.16
   7/31/00+                                           19.06       0.18           0.26            0.44

   MFS Total Return Portfolio

   11/30/95                                            9.96       0.34           2.23            2.57
   11/30/96                                           12.48       0.34           1.31            1.65
   11/30/97                                           13.63       0.37           1.39            1.76
   11/30/98                                           14.75       0.36           1.56            1.92
   1/31/99#                                           14.96       0.06           0.82            0.88
   1/31/00                                            15.84       0.48          (0.38)           0.10
   7/31/00+                                           13.88       0.25           0.83            1.08

   Asset Allocation Portfolio

   11/30/95                                           10.32       0.42           2.24            2.66
   11/30/96                                           12.74       0.48           2.00            2.48
   11/30/97                                           14.52       0.44           2.55            2.99
   11/30/98                                           16.21       0.48           0.08            0.56
   1/31/99#                                           14.81       0.07           0.15            0.22
   1/31/00                                            15.03       0.40           0.37            0.77
   7/31/00+                                           14.52       0.20           0.52            0.72

   Telecom Utility Portfolio

   6/3/96-
   11/30/96                                           10.00       0.24           0.51            0.75
   11/30/97                                           10.75       0.36           1.91            2.27
   11/30/98                                           12.91       0.42           1.62            2.04
   1/31/99#                                           14.46       0.08           0.03            0.11
   1/31/00                                            14.57       0.48           0.23            0.71
   7/31/00+                                           14.42       0.19          (1.03)          (0.84)

   Equity Income Portfolio

   12/14/98-
   1/31/99                                            10.00       0.03           0.54            0.57
   1/31/00                                            10.54       0.22          (0.08)           0.14
   7/31/00+                                           10.25       0.10           0.05            0.15

                                                                    DIVIDENDS     NET                   NET
                                                    DIVIDENDS       FROM NET     ASSET                 ASSETS
                                                  DECLARED FROM     REALIZED     VALUE                 END OF
                      PERIOD                      NET INVESTMENT     GAIN ON     END OF     TOTAL      PERIOD
                       ENDED                          INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   ---------------------------------------------  ------------------------------------------------------------
   SunAmerica Balanced Portfolio
   6/3/96-
   11/30/96                                       $         --       $   --      $11.13     11.30%    $ 10,224
   11/30/97                                              (0.04)       (0.02)      13.45     21.48       44,621
   11/30/98                                              (0.11)       (0.36)      15.61     19.81      149,242
   1/31/99#                                                 --           --       17.24     10.44      194,878
   1/31/00                                               (0.12)       (0.22)      19.06     12.76      509,054
   7/31/00+                                                 --           --       19.50      2.31      586,483
   MFS Total Return Portfolio
   11/30/95                                              (0.05)          --       12.48     25.89       32,429
   11/30/96                                              (0.19)       (0.31)      13.63     13.75       70,021
   11/30/97                                              (0.23)       (0.41)      14.75     13.52       95,721
   11/30/98                                              (0.31)       (1.40)      14.96     13.54      131,440
   1/31/99#                                                 --           --       15.84      5.88      145,332
   1/31/00                                               (0.29)       (1.77)      13.88      0.29      208,919
   7/31/00+                                                 --           --       14.96      7.78      233,156
   Asset Allocation Portfolio
   11/30/95                                              (0.20)       (0.04)      12.74     26.10      199,836
   11/30/96                                              (0.31)       (0.39)      14.52     20.27      316,388
   11/30/97                                              (0.40)       (0.90)      16.21     21.97      526,585
   11/30/98                                              (0.35)       (1.61)      14.81      2.85      713,045
   1/31/99#                                                 --           --       15.03      1.49      724,516
   1/31/00                                               (0.48)       (0.80)      14.52      5.51      699,063
   7/31/00+                                                 --           --       15.24      4.96      687,361
   Telecom Utility Portfolio
   6/3/96-
   11/30/96                                                 --           --       10.75      7.50        6,299
   11/30/97                                              (0.09)       (0.02)      12.91     21.26       24,366
   11/30/98                                              (0.16)       (0.33)      14.46     15.98       68,049
   1/31/99#                                                 --           --       14.57      0.76       77,323
   1/31/00                                               (0.24)       (0.62)      14.42      5.01      120,159
   7/31/00+                                                 --           --       13.58     (5.83)     115,086
   Equity Income Portfolio
   12/14/98-
   1/31/99                                               (0.03)          --       10.54      5.70        5,287
   1/31/00                                               (0.18)       (0.25)      10.25      1.29        6,670
   7/31/00+                                                 --           --       10.40      1.46        7,303

                                                                RATIO OF NET
                                                   RATIO OF      INVESTMENT
                                                  EXPENSES TO    INCOME TO
                      PERIOD                      AVERAGE NET   AVERAGE NET    PORTFOLIO
                       ENDED                        ASSETS         ASSETS      TURNOVER
   ---------------------------------------------  --------------------------------------
   SunAmerica Balanced Portfolio
   6/3/96-
   11/30/96                                          1.00%-++       1.92%-++       40%
   11/30/97                                          1.00           1.82          143
   11/30/98                                          0.78           2.10          111
   1/31/99#                                          0.74-@         1.73-@         26
   1/31/00                                           0.66           2.01          197
   7/31/00+                                          0.64-          1.89-         131
   MFS Total Return Portfolio
   11/30/95                                          0.98++         3.08++        153
   11/30/96                                          0.84           2.74          194
   11/30/97                                          0.82           2.63          271
   11/30/98                                          0.77           2.43          106
   1/31/99#                                          0.81-          2.40-          86
   1/31/00                                           0.75@          3.18@         116
   7/31/00+                                          0.72-@         3.53-@         52
   Asset Allocation Portfolio
   11/30/95                                          0.81           3.62          207
   11/30/96                                          0.74           3.66          200
   11/30/97                                          0.68           2.88          176
   11/30/98                                          0.64           3.15          156
   1/31/99#                                          0.66-          2.60-          30
   1/31/00                                           0.63           2.70          191
   7/31/00+                                          0.63-          2.71-          61
   Telecom Utility Portfolio
   6/3/96-
   11/30/96                                          1.05-++        4.41-++        24
   11/30/97                                          1.05++         3.15++         77
   11/30/98                                          1.01           3.04           72
   1/31/99#                                          0.93-          3.02-          12
   1/31/00                                           0.84           3.31          121
   7/31/00+                                          0.83-@         2.72-@         56
   Equity Income Portfolio
   12/14/98-
   1/31/99                                           0.95-++        1.87-++        14
   1/31/00                                           0.95++         2.05++         34
   7/31/00+                                          0.95-++        1.87-++        24

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @  Net of custody credits of 0.01%

     +  Unaudited

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                       EXPENSES
                                 ----------------------------------------------------
                                 11/95   11/96   11/97   11/98   1/99-   1/00   7/00-
                                 ----------------------------------------------------
    SunAmerica Balanced.......     --%   1.43%   1.00%   0.78%   0.74%   0.66%  0.64%
    MFS Total Return..........   1.11    0.84    0.82    0.77    0.81    0.75   0.72
    Asset Allocation..........   0.81    0.74    0.68    0.64    0.66    0.63   0.63
    Telecom Utility...........     --    1.93    1.24    1.01    0.93    0.84   0.83
    Equity Income.............     --      --      --      --    3.47    1.56   2.00

                                            NET INVESTMENT INCOME (LOSS)
                                ----------------------------------------------------
                                11/95   11/96   11/97   11/98   1/99-   1/00   7/00-
                                ----------------------------------------------------
    SunAmerica Balanced.......    --%   1.49%   1.82%   2.10%    1.73%  2.01%  1.89%
    MFS Total Return..........  2.95    2.74    2.63    2.43     2.40   3.18   3.53
    Asset Allocation..........  3.62    3.66    2.88    3.15     2.60   2.70   2.71
    Telecom Utility...........    --    3.53    2.96    3.04     3.02   3.31   2.72
    Equity Income.............    --      --      --      --    (0.65)  1.44   0.82

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  NET        NET                          TOTAL                        DIVIDENDS
                                                 ASSET     INVEST-    NET REALIZED &       FROM        DIVIDENDS       FROM NET
                                                 VALUE       MENT     UNREALIZED GAIN    INVEST-     DECLARED FROM     REALIZED
                   PERIOD                      BEGINNING    INCOME       (LOSS) ON         MENT      NET INVESTMENT     GAIN ON
                   ENDED                       OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS       INCOME       INVESTMENTS
   ------------------------------------------------------------------------------------------------------------------------------
   Equity Index Portfolio

   12/14/98-
   1/31/99                                      $10.00      $0.01         $ 1.17          $ 1.18     $       (0.03)     $   --
   1/31/00                                       11.15       0.12           0.67            0.79             (0.06)         --
   7/31/00+                                      11.88       0.04           0.30            0.34                --          --

   Growth-Income Portfolio

   11/30/95                                      10.33       0.17           3.31            3.48             (0.10)         --
   11/30/96                                      13.71       0.18           3.48            3.66             (0.12)      (0.43)
   11/30/97                                      16.82       0.17           4.69            4.86             (0.13)      (0.73)
   11/30/98                                      20.82       0.17           4.33            4.50             (0.13)      (0.96)
   1/31/99#                                      24.23       0.02           3.63            3.65                --          --
   1/31/00                                       27.88       0.16           4.75            4.91             (0.15)      (1.40)
   7/31/00+                                      31.24       0.07           1.81            1.88                --          --

   Federated Value Portfolio

   6/3/96-
   11/30/96                                      10.00       0.07           1.01            1.08                --          --
   11/30/97                                      11.08       0.13           2.72            2.85             (0.03)         --
   11/30/98                                      13.90       0.17           2.35            2.52             (0.06)      (0.30)
   1/31/99#                                      16.06       0.02           0.54            0.56                --          --
   1/31/00                                       16.62       0.20          (0.14)           0.06             (0.12)      (0.69)
   7/31/00+                                      15.87       0.16          (0.28)          (0.12)               --          --

   Davis Venture Value Portfolio

   11/30/95                                       9.78       0.17           3.55            3.72             (0.03)         --
   11/30/96                                      13.47       0.18           3.46            3.64             (0.09)      (0.12)
   11/30/97                                      16.90       0.19           4.73            4.92             (0.09)      (0.26)
   11/30/98                                      21.47       0.20           2.23            2.43             (0.12)      (0.68)
   1/31/99#                                      23.10       0.03           1.25            1.28                --          --
   1/31/00                                       24.38       0.13           3.06            3.19             (0.20)      (0.93)
   7/31/00+                                      26.44       0.05           1.91            1.96                --          --

   "Dogs" of Wall Street Portfolio
   4/1/98-
   11/30/98                                      10.00       0.11          (0.30)          (0.19)               --          --
   1/31/99#                                       9.81       0.02          (0.23)          (0.21)               --          --
   1/31/00                                        9.60       0.21          (1.12)          (0.91)            (0.05)      (0.26)
   7/31/00+                                       8.38       0.11          (0.63)          (0.52)               --          --

                                            NET                       NET                       RATIO OF NET
                                           ASSET                     ASSETS       RATIO OF       INVESTMENT
                                           VALUE                     END OF      EXPENSES TO     INCOME TO
                   PERIOD                  END OF        TOTAL       PERIOD      AVERAGE NET    AVERAGE NET    PORTFOLIO
                   ENDED                   PERIOD      RETURN***    (000'S)        ASSETS          ASSETS      TURNOVER
   --------------------------------------  -----------------------------------------------------------------------------
   Equity Index Portfolio
   12/14/98-
   1/31/99                                 $11.15        11.81%    $   11,168           0.55%-++     0.75%-++      --%
   1/31/00                                  11.88         7.05         63,487           0.55++      1.02++          1
   7/31/00+                                 12.22         2.86         67,612           0.55-       0.66-           1
   Growth-Income Portfolio
   11/30/95                                 13.71        33.89        171,281           0.77        1.42           59
   11/30/96                                 16.82        27.41        325,463           0.72        1.21           82
   11/30/97                                 20.82        30.11        622,062           0.65        0.89           44
   11/30/98                                 24.23        21.91      1,019,590           0.60        0.78           53
   1/31/99#                                 27.88        15.06      1,206,113           0.60-       0.55-          16
   1/31/00                                  31.24        18.37      1,828,340           0.56        0.56           43
   7/31/00+                                 33.12         6.02      2,035,720           0.56-       0.41-          20
   Federated Value Portfolio
   6/3/96-
   11/30/96                                 11.08        10.80         12,460           1.05-++     1.26-++        30
   11/30/97                                 13.90        25.75         59,024           1.03        1.03           46
   11/30/98                                 16.06        18.22        145,900           0.83        1.13           51
   1/31/99#                                 16.62         3.49        159,176           0.86-       0.75-           4
   1/31/00                                  15.87         0.17        208,488           0.77        1.17           34
   7/31/00+                                 15.75        (0.76)       207,851           0.76-       2.05-          25
   Davis Venture Value Portfolio
   11/30/95                                 13.47        38.17        154,908           1.00++      1.43++         18
   11/30/96                                 16.90        27.44        516,413           0.85        1.21           22
   11/30/97                                 21.47        29.62      1,140,053           0.79        0.98           22
   11/30/98                                 23.10        11.36      1,725,411           0.75        0.89           25
   1/31/99#                                 24.38         5.54      1,840,354           0.77-       0.86-           5
   1/31/00                                  26.44        13.42      2,303,994           0.74        0.51           23
   7/31/00+                                 28.40         7.41      2,557,943           0.75-       0.39-          19
   "Dogs" of Wall Street Portfolio
   4/1/98-
   11/30/98                                  9.81        (1.90)        65,283       0.85- ++        2.04-++        --
   1/31/99#                                  9.60        (2.14)        78,062          0.85-        0.93-          58
   1/31/00                                   8.38       (10.02)        98,924           0.67        2.11           51
   7/31/00+                                  7.86        (6.21)        80,186           0.73-       2.80-          --

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     -  Annualized

     +  Unaudited

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                    EXPENSES
                              -----------------------------------------------------
                              11/95   11/96   11/97   11/98   1/99-   1/00    7/00-
                              -----------------------------------------------------
    Equity Index ...........    --%     --%     --%     --%   1.80%   0.85%   0.55%
    Growth-Income...........  0.77    0.72    0.65    0.60    0.60    0.56    0.56
    Federated Value.........    --    1.57    1.03    0.83    0.86    0.77    0.76
    Davis Venture Value.....  1.02    0.85    0.79    0.75    0.77    0.74    0.75
    "Dogs" of Wall Street...    --      --      --    0.92    0.85    0.67    0.73

                                          NET INVESTMENT INCOME (LOSS)
                              -----------------------------------------------------
                              11/95   11/96   11/97   11/98   1/99-   1/00    7/00-
                              -----------------------------------------------------
    Equity Index ...........    --%     --%     --%     --%   0.50%   0.72%   0.66%
    Growth-Income...........  1.42    1.21    0.89    0.78    0.55    0.56    0.41
    Federated Value.........    --    0.74    1.03    1.13    0.75    1.17    2.05
    Davis Venture Value.....  1.41    1.21    0.98    0.89    0.86    0.51    0.39
    "Dogs" of Wall Street...    --      --      --    1.97    0.93    2.11    2.80

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                                 ASSET      INVEST-      NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET
                                 VALUE        MENT       & UNREALIZED     INVEST-          NET         REALIZED     VALUE
            PERIOD             BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF
             ENDED             OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD
   --------------------------------------------------------------------------------------------------------------------------
   Alliance Growth Portfolio

   11/30/95                     $10.64       $ 0.07         $ 5.08         $ 5.15     $      (0.03)     $(0.13)     $15.63
   11/30/96                      15.63         0.08           4.07           4.15            (0.04)      (1.01)      18.73
   11/30/97                      18.73         0.16           4.76           4.92            (0.05)      (1.04)      22.56
   11/30/98                      22.56         0.07           7.77           7.84            (0.06)      (2.30)      28.04
   1/31/99#                      28.04         0.00           7.22           7.22               --          --       35.26
   1/31/00                       35.26        (0.04)          4.46           4.42            (0.05)      (3.05)      36.58
   7/31/00+                      36.58        (0.03)          2.45           2.42               --          --       39.00

   Goldman Sachs Research Portfolio

   7/5/00-
   7/31/00+                      10.00           --           0.21           0.21               --          --       10.21

   MFS Growth and Income Portfolio

   11/30/95                      10.01         0.12           3.14           3.26            (0.13)         --       13.14
   11/30/96                      13.14         0.11           2.16           2.27            (0.11)      (0.91)      14.39
   11/30/97                      14.39         0.11           2.48           2.59            (0.10)      (1.26)      15.62
   11/30/98                      15.62         0.02           2.61           2.63            (0.12)      (2.76)      15.37
   1/31/99#                      15.37         0.01           1.60           1.61               --          --       16.98
   1/31/00                       16.98         0.10           0.11           0.21            (0.03)      (3.81)      13.35
   7/31/00+                      13.35         0.04           0.36           0.40               --          --       13.75

   Putnam Growth Portfolio

   11/30/95                      10.05        (0.01)          3.09           3.08            (0.03)         --       13.10
   11/30/96                      13.10           --           2.61           2.61               --          --       15.71
   11/30/97                      15.71         0.03           3.93           3.96               --       (0.52)      19.15
   11/30/98                      19.15         0.01           4.15           4.16            (0.02)      (3.08)      20.21
   1/31/99#                      20.21        (0.01)          3.33           3.32               --          --       23.53
   1/31/00                       23.53        (0.02)          3.76           3.74            (0.01)      (0.78)      26.48
   7/31/00+                      26.48        (0.02)          0.61           0.59               --          --       27.07

   Blue Chip Growth Portfolio

   7/5/00-
   7/31/00+                      10.00         0.02          (0.09)         (0.07)              --          --        9.93

                                              NET                       RATIO OF NET
                                             ASSETS       RATIO OF       INVESTMENT
                                             END OF      EXPENSES TO     INCOME TO
            PERIOD               TOTAL       PERIOD      AVERAGE NET      AVERAGE      PORTFOLIO
             ENDED             RETURN***    (000'S)        ASSETS        NET ASSETS    TURNOVER
   -------------------------   -----------------------------------------------------------------
   Alliance Growth Portfolio
   11/30/95                      48.91%    $  167,870           0.79%       0.51%         138%
   11/30/96                      28.05        381,367           0.71        0.51          121
   11/30/97                      27.80        704,533           0.65        0.37          110
   11/30/98                      35.92      1,396,140           0.58        0.27           90
   1/31/99#                      25.75      1,864,924          0.63-       (0.01)-         11
   1/31/00                       14.09      2,875,413           0.63       (0.11)          77
   7/31/00+                       6.62      3,181,338           0.64-      (0.14)-         42

   Goldman Sachs Research Portfolio

   7/5/00-
   7/31/00+                       2.10          7,526           1.35-++ 0.16- ++            5

   MFS Growth and Income Portfolio

   11/30/95                      32.92        149,910           0.76        1.01          229
   11/30/96                      18.40        186,368           0.74        0.82          164
   11/30/97                      19.78        218,496           0.73        0.77          217
   11/30/98                      17.82        238,298           0.70        0.17          105
   1/31/99#                      10.47        266,069          0.75-        0.38-          76
   1/31/00                        1.77        337,222           0.75        0.66           64
   7/31/00+                       3.00        358,118           0.75-       0.57-          40

   Putnam Growth Portfolio

   11/30/95                      30.66        115,276           0.93       (0.05)          52
   11/30/96                      19.92        160,073           0.90       (0.02)          63
   11/30/97                      26.01        234,726           0.91        0.18          125
   11/30/98                      22.56        398,863           0.86        0.09           75
   1/31/99#                      16.43        494,813          0.86-       (0.19)-         10
   1/31/00                       16.51        783,896           0.80       (0.09)          76
   7/31/00+                       2.23        846,559           0.78-      (0.17)-         33

   Blue Chip Growth Portfolio

   7/5/00-
   7/31/00+                      (0.70)         4,193           0.85-++     1.48-++        17


---------------

      *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

      # The Portfolio changed its fiscal year ended from November 30 to January 31.


      -  Annualized


      +  Unaudited

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES
                                      ----------------------------------------------------
                                      11/95   11/96   11/97   11/98   1/99-   1/00   7/00-
                                      ----------------------------------------------------
    Alliance Growth................   0.79%   0.71%   0.65%   0.58%   0.63%   0.63%  0.64%
    Goldman Sachs Research.........     --      --      --      --      --     --    3.09
    MFS Growth and Income..........   0.76    0.74    0.73    0.70    0.75    0.75   0.75
    Putnam Growth..................   0.93    0.90    0.91    0.86    0.86    0.80   0.78
    Blue Chip Growth...............     --      --      --      --      --     --    3.93

                                                  NET INVESTMENT INCOME(LOSS)
                                     -----------------------------------------------------
                                     11/95   11/96   11/97   11/98   1/99-   1/00    7/00-
                                     -----------------------------------------------------
    Alliance Growth................  0.51%   0.51%   0.37%   0.27%   (0.01)% (0.11)% (0.14)%
    Goldman Sachs Research.........    --      --      --      --       --      --   (1.58)
    MFS Growth and Income..........  1.01    0.82    0.77    0.17     0.38    0.66    0.57
    Putnam Growth..................  (0.05)  (0.02)  0.18    0.09    (0.19)  (0.09)  (0.17)
    Blue Chip Growth...............    --      --      --      --       --      --   (1.60)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                                 ASSET      INVEST-     NET REALIZED &      FROM      DECLARED FROM    FROM NET     ASSET
                                 VALUE        MENT        UNREALIZED      INVEST-          NET         REALIZED     VALUE
            PERIOD             BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF
             ENDED             OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD
   --------------------------------------------------------------------------------------------------------------------------
   Real Estate Portfolio

   6/2/97-
   11/30/97                     $10.00       $ 0.16         $ 1.37         $ 1.53     $         --      $   --      $11.53
   11/30/98                      11.53         0.45          (1.93)         (1.48)           (0.16)      (0.01)       9.88
   1/31/99#                       9.88         0.09          (0.36)         (0.27)              --          --        9.61
   1/31/00                        9.61         0.39          (1.14)         (0.75)           (0.33)         --        8.53
   7/31/00+                       8.53         0.22           1.70           1.92               --          --       10.45

   Small Company Value Portfolio

   12/14/98-
   1/31/99                       10.00           --           0.05           0.05            (0.02)         --       10.03
   1/31/00                       10.03        (0.04)          0.58           0.54               --       (0.05)      10.52
   7/31/00+                      10.52        (0.03)          1.19           1.16               --          --       11.68

   MFS Mid-Cap Growth Portfolio

   4/1/99-
   1/31/00                       10.00        (0.01)          5.84           5.83               --       (0.23)      15.60
   7/31/00+                      15.60        (0.01)          3.35           3.34               --          --       18.94

   Aggressive Growth Portfolio

   6/3/96-
   11/30/96                      10.00         0.02           0.34           0.36               --          --       10.36
   11/30/97                      10.36         0.01           1.40           1.41            (0.01)         --       11.76
   11/30/98                      11.76         0.04           0.52           0.56               --          --       12.32
   1/31/99#                      12.32           --           3.20           3.20               --          --       15.52
   1/31/00                       15.52           --           8.59           8.59            (0.03)      (1.36)      22.72
   7/31/00+                      22.72         0.01           0.68           0.69               --          --       23.41

   Growth Opportunities Portfolio

   7/5/00-
   7/31/00+                      10.00         0.02          (0.35)         (0.33)              --          --        9.67

                                             NET                       RATIO OF NET
                                            ASSETS       RATIO OF       INVESTMENT
                                            END OF      EXPENSES TO     INCOME TO
            PERIOD              TOTAL       PERIOD      AVERAGE NET    AVERAGE NET    PORTFOLIO
             ENDED            RETURN***    (000'S)        ASSETS          ASSETS      TURNOVER
   -------------------------  -----------------------------------------------------------------
   Real Estate Portfolio

   6/2/97-
   11/30/97                     15.30%    $   29,565           1.25%-++     3.25%-++        7%
   11/30/98                    (13.04)        59,102           0.95        4.21            26
   1/31/99#                     (2.73)        58,504          1.01-        5.63-            6
   1/31/00                      (8.03)        53,766           0.92        4.24            61
   7/31/00+                     22.51         70,114           0.96-       4.71-           22

   Small Company Value Portfolio

   12/14/98-
   1/31/99                       0.49          5,024           1.40-++     0.12-++          6
   1/31/00                       5.37          5,226         1.40++       (0.40)++         65
   7/31/00+                     11.03          5,927           1.40-++    (0.46)-++        32

   MFS Mid-Cap Growth Portfolio

   4/1/99-
   1/31/00                      58.26         81,636      1.15- ++@       (0.13)-++@      108
   7/31/00+                     21.41        242,748           0.82-      (0.11)-          66

   Aggressive Growth Portfolio

   6/3/96-
   11/30/96                      3.60         35,124           1.05-++     0.46-++         47
   11/30/97                     13.62        103,603           0.90       (0.13)          221
   11/30/98                      4.76        133,183           0.83        0.32           268
   1/31/99#                     25.97        182,313           0.82-       0.13-           29
   1/31/00                      60.62        450,073           0.75        0.02           131
   7/31/00+                      3.04        610,031           0.69-@      0.10-@         135

   Growth Opportunities Portfolio

   7/5/00-
   7/31/00+                     (3.30)         5,557           1.00-++@     2.46-++@        8


---------------

      *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

      # The Portfolio changed its fiscal year ended from November 30 to January 31.

      -  Annualized

      +  Unaudited

      @ Net of custody credits of 0.02% and 0.01% for the periods ending January 31, 2000 and July 31, 2000, respectively.

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                       EXPENSES                              NET INVESTMENT INCOME(LOSS)
                                     --------------------------------------------   ---------------------------------------------
                                     11/96   11/97   11/98   1/99-   1/00   7/00-   11/96   11/97   11/98   1/99-   1/00    7/00-
                                     --------------------------------------------   ---------------------------------------------
    Real Estate...................     --%   1.36%   0.95%   1.01%   0.92%  0.96%     --%   3.14%   4.21%   5.63%    4.24%   4.71%
    Small Company Value...........     --      --      --    3.87    2.25   2.65      --      --      --    (2.35)  (1.25)  (1.71)
    MFS Mid-Cap Growth............     --      --      --      --    1.17   0.82      --      --      --      --    (0.15)  (0.11)
    Aggressive Growth.............   1.09    0.90    0.83    0.82    0.75   0.69    0.42    (0.13)  0.32    0.13     0.02    0.10
    Growth Opportunities..........     --      --      --      --     --    3.55      --      --      --      --       --   (0.09)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NET         NET                           TOTAL        DIVIDENDS      DIVIDENDS     NET
                                      ASSET      INVEST-     NET REALIZED &       FROM      DECLARED FROM    FROM NET     ASSET
                                      VALUE        MENT      UNREALIZED GAIN    INVEST-          NET         REALIZED     VALUE
               PERIOD               BEGINNING     INCOME        (LOSS) ON         MENT       INVESTMENT       GAIN ON     END OF
               ENDED                OF PERIOD    (LOSS)**      INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD
   --------------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Portfolio
   6/2/97-
   11/30/97                          $10.00       $ 0.03         $ 0.38          $ 0.41     $        --       $   --      $10.41
   11/30/98                           10.41         0.13           0.86            0.99           (0.03)       (0.06)      11.31
   1/31/99#                           11.31           --           0.40            0.40           (0.02)       (0.19)      11.50
   1/31/00                            11.50         0.15           1.97            2.12           (0.45)       (0.89)      12.28
   7/31/00+                           12.28         0.10           0.68            0.78              --           --       13.06

   Global Equities Portfolio
   11/30/95                           11.67         0.12           1.64            1.76           (0.08)       (0.29)      13.06
   11/30/96                           13.06         0.14           2.19            2.33           (0.14)       (0.33)      14.92
   11/30/97                           14.92         0.09           1.79            1.88           (0.13)       (0.69)      15.98
   11/30/98                           15.98         0.07           2.40            2.47           (0.19)       (1.36)      16.90
   1/31/99#                           16.90         0.00           1.71            1.71              --           --       18.61
   1/31/00                            18.61         0.06           4.00            4.06           (0.21)       (1.37)      21.09
   7/31/00+                           21.09        (0.01)          0.68            0.67              --           --       21.76

   International Diversified Equities Portfolio
   11/30/95                            9.78         0.07           0.38            0.45           (0.08)          --       10.15
   11/30/96                           10.15         0.05           1.43            1.48           (0.26)          --       11.37
   11/30/97                           11.37         0.09           0.28            0.37           (0.31)       (0.10)      11.33
   11/30/98                           11.33         0.15           1.93            2.08           (0.40)       (0.15)      12.86
   1/31/99#                           12.86        (0.01)          0.22            0.21              --           --       13.07
   1/31/00                            13.07         0.13           1.91            2.04           (0.21)       (0.08)      14.82
   7/31/00+                           14.82         0.09          (0.88)          (0.79)             --           --       14.03

   Emerging Markets Portfolio
   6/2/97-
   11/30/97                           10.00         0.06          (2.03)          (1.97)             --           --        8.03
   11/30/98                            8.03         0.04          (1.78)          (1.74)          (0.07)          --        6.22
   1/31/99#                            6.22         0.01             --            0.01           (0.01)          --        6.22
   1/31/00                             6.22        (0.03)          4.81            4.78              --           --       11.00
   7/31/00+                           11.00        (0.01)         (1.72)          (1.73)             --           --        9.27

   Technology Portfolio
   7/5/00-
   7/31/00+                           10.00           --          (0.28)          (0.28)             --           --        9.72

                                                 NET                      RATIO OF NET
                                                ASSETS      RATIO OF       INVESTMENT
                                                END OF     EXPENSES TO     INCOME TO
               PERIOD                TOTAL      PERIOD     AVERAGE NET    AVERAGE NET    PORTFOLIO
               ENDED               RETURN***   (000'S)       ASSETS          ASSETS      TURNOVER
   ------------------------------  ---------------------------------------------------------------
   International Growth and Income Portfolio
   6/2/97-
   11/30/97                         $ 4.10     $ 42,844           1.60%-++      0.61%-++     19%
   11/30/98                           9.58      128,344           1.46         1.12          51
   1/31/99#                           3.56      142,497          1.46+        (0.10)         10
   1/31/00                           17.99      253,962           1.21         1.16          75
   7/31/00+                           6.35      310,015           1.15-        1.49-         34
   Global Equities Portfolio
   11/30/95                          15.58      165,752           1.14         1.02         106
   11/30/96                          18.21      246,482           1.03         1.04          70
   11/30/97                          13.30      341,639           0.95         0.58         115
   11/30/98                          15.34      420,358           0.88         0.46          92
   1/31/99#                          10.12      463,138           0.86-       (0.04)-        12
   1/31/00                           23.67      632,495           0.84         0.30          94
   7/31/00+                           3.18      676,030           0.83-       (0.08)-        47
   International Diversified Equities Portfolio
   11/30/95                           4.63       48,961           1.70++       0.76++        52
   11/30/96                          14.85      157,008           1.59         0.47          53
   11/30/97                           3.52      248,927           1.35         0.82          56
   11/30/98                          18.33      354,174           1.26         1.18          40
   1/31/99#                           1.63      373,785          1.26+        (0.43)+         7
   1/31/00                           15.85      464,988           1.22         0.95          65
   7/31/00+                          (5.33)     423,483           1.21-        1.22-         48
   Emerging Markets Portfolio
   6/2/97-
   11/30/97                         (19.70)      19,979           1.90-++      1.33-++       49
   11/30/98                         (21.86)      31,685           1.90++       0.61++        96
   1/31/99#                           0.20       32,708       1.90- ++         0.60-++       22
   1/31/00                           76.86      102,740           1.90@       (0.41)@       145
   7/31/00+                         (15.73)     102,478           1.58-       (0.15)-        77
   Technology Portfolio
   7/5/00-
   7/31/00+                          (2.80)       9,704           1.55-++      0.24-++       11

---------------

   *   Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

   #   The Portfolio changed its fiscal year ended from November 30 to January
       31.

   -   Annualized

   @   Net of custody credits of 0.01%.

   +   Unaudited

   ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES
                                          -----------------------------------------------------
                   ----                   11/95   11/96   11/97   11/98   1/99-   1/00    7/00-
                                          -----------------------------------------------------
    International Growth and Income.....    --%     --%   2.02%   1.46%   1.46%   1.21%   1.15%
    Global Equities.....................  1.14    1.03    0.95    0.88    0.86    0.84    0.83
    International Diversified
    Equities............................  2.09    1.59    1.35    1.26    1.26    1.22    1.21
    Emerging Markets....................    --      --    2.60    2.01    2.29    1.90    1.58
    Technology..........................    --      --      --      --      --      --    2.66

                                                      NET INVESTMENT INCOME (LOSS)
                                          -----------------------------------------------------
                   ----                   11/95   11/96   11/97   11/98   1/99-    1/00    7/00-
                                          -----------------------------------------------------
    International Growth and Income.....    --%     --%   0.19%   1.12%   (0.10)% 1.16%    1.49%
    Global Equities.....................  1.02    1.04    0.58    0.46    (0.04)  0.30    (0.08)
    International Diversified
    Equities............................  0.37    0.47    0.82    1.18    (0.43)  0.95     1.22
    Emerging Markets....................    --      --    0.63    0.50    0.21    (0.41)  (0.15)
    Technology..........................    --      --      --      --      --      --    (0.87)

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                       Statement of Additional Information







                             SUNAMERICA SERIES TRUST






This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica Series Trust ("Trust") dated December 29, 2000. This Statement of Additional Information incorporates the Prospectus by reference. The Trust's audited financial statements with respect to the fiscal year ended January 31, 2000 as well as the unaudited financial statements with respect to the six month period ended July 31, 2000 are incorporated into this Statement of Additional Information by reference to its 2000 annual and semi-annual reports to shareholders. You may request a copy of the Prospectus, annual and semi-annual report at no charge by calling (800) 445-7862 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


                                 P.O. Box 54299
                       Los Angeles, California 90054-0299
                                 (800) 445-SUN2



                                December 29, 2000

                                TABLE OF CONTENTS


TOPIC                                                                                     PAGE

THE TRUST..................................................................................B-3

INVESTMENT OBJECTIVES AND POLICIES.........................................................B-4

SUPPLEMENTAL INVESTMENT/RISK CHARTS........................................................B-4

SUPPLEMENTAL GLOSSARY......................................................................B-9

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE..................................B-40

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH RISK
BONDS AND SECURITIES RATINGS..............................................................B-42

SUPPLEMENTAL INFORMATION CONCERNING UTILITY COMPANIES.....................................B-46

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS..........................................B-48

INVESTMENT RESTRICTIONS...................................................................B-51

TRUST OFFICERS AND TRUSTEES...............................................................B-55

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT..............................................B-58

SUBADVISORY AGREEMENTS....................................................................B-64

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES................................................B-68

SHARES OF THE TRUST.......................................................................B-69

PRICE OF SHARES...........................................................................B-70

EXECUTION OF PORTFOLIO TRANSACTIONS.......................................................B-71

GENERAL INFORMATION.......................................................................B-79

FINANCIAL STATEMENTS......................................................................B-80


                                    THE TRUST
        The Trust commenced operations on February 9, 1993 with the Cash Management, High-Yield Bond, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth and the Global Equities Portfolios. The Fixed Income, Global Bond and Asset Allocation Portfolios commenced operations on July 1, 1993. The Trustees subsequently approved the addition of the following Portfolios: (a) Balanced/Phoenix Investment Counsel, International Diversified Equities, Worldwide High Income, and Venture Value Portfolios which commenced operations on October 21, 1994; (b) SunAmerica Balanced, Aggressive Growth, Federated Value, and Federated Utility Portfolios which commenced operations on June 1, 1996; (c) Emerging Markets, International Growth and Income, and Real Estate Portfolios which commenced operations on April 7, 1997;
(d) "Dogs" of Wall Street Portfolio which commenced operations on February 1, 1998; (e) Equity Income, Equity Index, and Small Company Value Portfolios which commenced operations on September 1, 1998; (f) the MFS Mid-Cap Growth Portfolio which commenced operations on January 1, 1999; (g) Goldman Sachs Research, Blue Chip Growth, Growth Opportunities and Technology Portfolios which commenced operations on July 5, 2000; and (h) Marsico Growth Portfolio which commenced operations on December 29, 2000. Effective January 12, 1999, the Trust's fiscal year end changed from November 30 to January 31.
        The Trustees approved the renaming of the following Portfolios: (a) Fixed Income Portfolio to Corporate Bond Portfolio effective June 1, 1996; (b) Federated Utility Portfolio to Utility Portfolio effective June 3, 1996; (c) Provident Growth Portfolio to Putnam Growth Portfolio effective April 7, 1997;
(d) the Growth/Phoenix Investment Counsel Portfolio and Balanced/Phoenix Investment Counsel Portfolio to MFS Growth and Income Portfolio and MFS Total Return Portfolio, respectively effective January 1, 1999; (e) Venture Value Portfolio to Davis Venture Value Portfolio, effective April 10, 2000; and (f) Utility Portfolio to Telecom Utility Portfolio effective July 5, 2000.

        The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.

        Shares of the Trust are held by separate accounts of Anchor National Life Insurance Company, an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation and American Life Assurance Company of New York, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of SunAmerica Inc., a Delaware corporation, which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company and American Life Assurance Company of New York are also wholly-owned subsidiaries of AIG.

                       INVESTMENT OBJECTIVES AND POLICIES

        The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under "More Information About the Portfolios - Investment Strategies" in the Prospectus. The following charts and information supplements the information contained in the prospectus and also provides information concerning investments the Portfolios make on a periodic basis which includes infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminology used in the charts below that does not otherwise appear in the Prospectus under the section entitled "Glossary." In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Prospectus under the section entitled "Glossary." Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase.

SUPPLEMENTAL INVESTMENT/RISK CHARTS


                                               FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                      CASH MANAGEMENT        CORPORATE BOND          GLOBAL BOND        HIGH-YIELD BOND      WORLDWIDE HIGH INCOME
------------------------------------------------------------------------------------------------------------------------------------
In what other types   -  Borrowing for       -  Hybrid               N/A                -  Options and       -  U.S. government
of investments may       temporary or           instruments                                futures              securities
the Portfolio            emergency           -  Warrants                                -  Hybrid securities -  Loan
periodically invest?     purposes               (up to 10%)                                                     participations
                         (up to 5%)          -  Rights
                      -  Illiquid securities    (up to 10%)
                         (up to 10%)         -  Dollar rolls
                                             -  Firm
                                                commitment
                                                agreements
                                             -  Interest rate
                                                swaps, caps,
                                                floors and collars
                                             -  Registered
                                                investment
                                                companies
                                             -  REITs
                                             -  Currency
                                                transactions
------------------------------------------------------------------------------------------------------------------------------------
What other types of   -  Credit quality      -  Derivatives         -  Illiquidity      -  Currency          -  Currency
risks may                                    -  Foreign exposure    -  Prepayment          volatility           volatility
potentially or                               -  Hedging             -  Foreign exposure -  Foreign exposure  -  Illiquidity
periodically affect                          -  Active trading                          -  Illiquidity
the portfolio?                               -  Illiquidity                             -  Active trading
                                             -  Prepayment
                                             -  Emerging
                                                markets
                                             -  Currency
                                                volatility
                                             -  Real estate
                                                industry
------------------------------------------------------------------------------------------------------------------------------------



                  BALANCED OR ASSET ALLOCATION PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                       SUNAMERICA BALANCED       MFS TOTAL RETURN              ASSET ALLOCATION             TELECOM UTILITY
-------------------------------------------------------------------------------------------------------------------------------
In what other types    N/A                      N/A                      - Borrowing for             - U.S. government
of investments may                                                         temporary or emergency      securities
the Portfolio                                                              purposes (up to 33        - Junk bonds
periodically invest?                                                       1/3%)                     - Warrants
                                                                                                     - Rights
                                                                                                     - Foreign securities
                                                                                                     - Zero coupon bonds
                                                                                                     - Deferred interest
                                                                                                       bonds
                                                                                                     - Pay-in-kind bonds
                                                                                                     - Firm commitment
                                                                                                       agreements
                                                                                                     - When-issued and
                                                                                                       delayed delivery
                                                                                                       transactions
                                                                                                     - Illiquid securities (up
                                                                                                       to 15%)
                                                                                                     - Registered
                                                                                                       investment
                                                                                                       companies
-------------------------------------------------------------------------------------------------------------------------------
What other types of    - Emerging markets       N/A                      - Prepayment                - Securities selection
risks may                                                                - Emerging markets          - Derivatives
potentially or                                                           - Illiquidity               - Foreign exposure
periodically affect                                                                                  - Hedging
the portfolio?                                                                                       - Active trading
                                                                                                     - Credit quality
                                                                                                     - Interest rate
                                                                                                       fluctuations
                                                                                                     - Illiquidity
                                                                                                     - Real estate industry
                                                                                                     - Small and medium
                                                                                                       sized companies
                                                                                                     - Emerging markets
                                                                                                     - Value investing
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                  EQUITY PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------------
                        EQUITY INCOME     EQUITY INDEX     GROWTH-INCOME          FEDERATED VALUE         DAVIS VENTURE VALUE
--------------------------------------------------------------------------------------------------------------------------------
In what other types    N/A               N/A               - Short sales          - U.S. government       - Equity securities
of investments may                                         - Convertible            securities               - small-cap
the Portfolio                                                securities           - Corporate bonds       stocks
periodically invest?                                       - Warrants             - Investment grade      - Fixed income
                                                           - Preferred stocks       fixed income            securities
                                                           - Illiquid securities    securities              - investment
                                                             (up to 15%)          - Preferred stocks      grade
                                                           - Currency             - Small-cap stocks      corporate bonds
                                                             transactions         - Warrants              - Options
                                                                                  - Illiquid securities   - Illiquid securities
                                                                                    (up to 15%)              (up to 15%)
                                                                                  - Registered            - Registered
                                                                                    investment              investment
                                                                                  - Firm commitment         companies
                                                                                    companies                (up to 10%)
                                                                                    agreements            - Currency
                                                                                  - When-issued and         transactions
                                                                                    delayed delivery      - Borrowing for
                                                                                    transactions            temporary or
                                                                                  - REITs                   emergency
                                                                                  - Zero coupon             purposes (up to
                                                                                    bonds                   33 1/3%)
                                                                                  - Convertible
                                                                                    securities
                                                                                  - Deferred interest
                                                                                    bonds

--------------------------------------------------------------------------------------------------------------------------------
What other types of    N/A               N/A               - Foreign exposure     - Securities            - Foreign exposure
risks may                                                                           selection             - Hedging
potentially or                                                                    - Derivatives           - Illiquidity
periodically affect                                                               - Foreign exposure      - Interest rate
the portfolio?                                                                    - Hedging                 fluctuations
                                                                                  - Active trading
                                                                                  - Credit quality
                                                                                  - Illiquidity
                                                                                  - Emerging
                                                                                    markets
                                                                                  - Small and
                                                                                    medium sized
                                                                                    companies
                                                                                  - Real estate
                                                                                    industry
                                                                                  - Value investing
                                                                                  - Sector risk
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                EQUITY PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------------
                         "DOGS" OF WALL           ALLIANCE GROWTH    GOLDMAN SACHS         MFS GROWTH AND      MARSICO GROWTH
                            STREET                   RESEARCH                                  INCOME
--------------------------------------------------------------------------------------------------------------------------------
In what other types      - Illiquid securities    - Short sales      - Short-term          N/A                - Securities
of investments may          (up to 15%)           - Convertible        investments                              lending
the Portfolio                                       securities       - Defensive                                (up to 33 1/3%)
periodically invest?                              - Illiquid           investments                            - REITS
                                                    securities                                                - Registered
                                                    (up to 15%)                                                 investment
                                                  - Forward                                                     companies
                                                    commitments
                                                  - Currency
                                                    transactions



--------------------------------------------------------------------------------------------------------------------------------
What other types of      N/A                      - Foreign          N/A                   N/A                - Derivatives
risks may                                           exposure
potentially or
periodically affect
the portfolio?

--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                     EQUITY PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------------

                             PUTNAM GROWTH          BLUE CHIP GROWTH          REAL ESTATE                 SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------------
In what other types      - Illiquid securities    - Illiquid securities    - Fixed income                 N/A
of investments may         (up to 15%)              (up to 15%)              securities:
the Portfolio                                     - Fixed income           - investment grade
periodically invest?                                securities               corporate bonds
                                                                           - Options
                                                                           - Registered investment
                                                                             companies
                                                                           - Securities lending
                                                                           - Illiquid securities
                                                                           - Currency transactions
                                                                           - Borrowing for
                                                                             temporary or
                                                                             emergency purposes
                                                                             (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------------
What other types of      N/A                      - Interest rate          - Foreign exposure             N/A
risks may potentially                               fluctuations           - Hedging
or periodically affect                            - Small sized companies  - Illiquidity
the portfolio?                                    - Illiquidity            - Interest rate
                                                  - Foreign exposure         fluctuations
                                                  - Currency volatility    - Credit quality
                                                  - Derivatives
                                                  - Hedging
                                                  - Emerging Markets
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                       EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                         MFS MID-CAP GROWTH        AGGRESSIVE GROWTH            GROWTH OPPORTUNITIES            TECHNOLOGY
----------------------  --------------------  ------------------------------ --------------------------- ---------------------------
In what other types of      N/A                - U.S. government securities
investments may                                - Corporate debt instruments    - Borrowing for temporary   - Fixed income securities
the Portfolio                                  - Preferred stocks                or emergency purposes      -U.S. government
periodically invest?                           - Rights                          (up to 33 1/3%)             securities
                                               - Defensive investments         - Illiquid securities        -corporate debt
                                               - Forward commitments             (up to 15%)                 instruments
                                               - Currency transactions         - Foreign securities        - Currency transactions
                                               - Securities lending                                        - Forward commitments
                                                 (up to 33 1/3 %)                                          - Borrowing for
                                               - REITs                                                       temporary or emergency
                                               - Registered investment                                       purposes(up to 33 1/3%)
                                                 companies                                                 - Short-term investment
                                               - Firm commitment agreements                                - Defensive investments
                                               - When-issued and delayed
                                                 delivery transactions

----------------------  --------------------  ------------------------------ --------------------------- ---------------------------
What other types of     -  Credit quality     N/A                             - Foreign exposure           - Interest rates
risks may potentially                                                         - Currency volatility          fluctuation
or periodically affect                                                        - Emerging markets           - Illiquidity
the portfolio?                                                                                             - Foreign exposure
                                                                                                           - Currency volatility
                                                                                                           - Derivatives
                                                                                                           - Hedging
                                                                                                           - Emerging Markets
---------------------- ---------------------  ------------------------------ --------------------------- ---------------------------














-----------------------------------------------------------------------------------------------------------------------------------

                                                        INTERNATIONAL PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------

                               INTERNATIONAL GROWTH      GLOBAL EQUITIES             INTERNATIONAL
                                   AND INCOME                                     DIVERSIFIED EQUITIES       EMERGING MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
In what other types       - Equity securities:          - Short sales             -  Borrowing for        -  Hybrid instruments
of investments may          - convertible               - Convertible                temporary or         -  Structured notes
the Portfolio              securities                     securities                 emergency            -  Swaps
periodically invest?        - warrants                  - Illiquid securities        purposes             -  Illiquid securities
                          - Fixed income                   (up to 15%)               (up to 33 1/3%)          (up to 15%)
                           securities:                                                                    -  Borrowing for
                          - investment        grade                                                          temporary or
                           securities                                                                        emergency purposes
                          - Hybrid instruments                                                               (up to 33 1/3%)
                          - Illiquid securities                                                           -  Currency transactions
                             (up to 15%)                                                                  -  Forward commitment
                          - Forward commitments




-----------------------------------------------------------------------------------------------------------------------------------
What other types           -   Derivatives              -   Illiquidity           -  Credit quality       -   Derivative
of risks may               -   Growth stocks                                      -  Illiquidity          -   Growth stocks
potentially or             -   Illiquidity                                        -  Derivatives          -   Illiquidity
periodically               -   Small and medium                                   -  Hedging              -   Small and medium
affect the                     sized companies                                                                sized companies
portfolio?



-----------------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL GLOSSARY

    SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) for liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when an Adviser/Subadviser is unable to locate favorable investment opportunities; or (c) for temporary defensive purposes. The CASH MANAGEMENT PORTFOLIO invests principally in short-term investments. Common short-term investments include, but are not limited to:

               Money Market Securities - Money Market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit.

               Commercial Bank Obligations - Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. The CASH MANAGEMENT PORTFOLIO may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the CASH MANAGEMENT PORTFOLIO is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

               Savings Association Obligations - Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The CASH MANAGEMENT PORTFOLIO may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the CASH MANAGEMENT PORTFOLIO is fully insured by the FDIC.

               Commercial Paper - Short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. The CASH MANAGEMENT PORTFOLIO may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

               Extendable Commercial Notes ("ECNs") - ECNs are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. The CASH MANAGEMENT PORTFOLIO may purchase ECNs only if judged by the Adviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

               Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The CASH MANAGEMENT PORTFOLIO'S investments in these instruments are limited to those that have a demand feature enabling the CASH MANAGEMENT PORTFOLIO unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, THE CASH MANAGEMENT PORTFOLIO attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser/Subadviser, subject to the direction of the Trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser/Subadviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser/Subadviser has reason to believe that the borrower could not make timely repayment upon demand.

               Corporate Bonds and Notes - A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The CASH MANAGEMENT PORTFOLIO may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

               Government Securities - Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities. See "U.S. Government Securities," above.

               Repurchase Agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser/Subadviser, subject to the guidance of the Board of Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Adviser/Subadviser in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to the CASH MANAGEMENT PORTFOLIO) of the value of its net assets. However, there is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

    MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

    The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

    Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

    The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

               GNMA Certificates. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

               GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the FMHA, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the

    United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

               The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

               FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

               GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

               FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Other types of mortgage-backed securities include:

               Conventional Mortgage Pass-Through Securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or Real Estate Mortgage Investment Conduits ("REMICs") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

               The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage

    Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

               Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

               Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

               Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

               Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

               A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

               Stripped Mortgage-Backed Securities ("SMBS") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

    ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

    MUNICIPAL BONDS. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

    U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

    The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

    Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

    LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser/Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

    The MFS TOTAL RETURN PORTFOLIO may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand.

    The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

    SHORT SALES are effected by selling a security that a Portfolio does not own. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral in the form of cash or liquid securities held in a segregated account in the name of the broker. In addition, such Portfolio will place in a segregated account an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker, plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by the Portfolio involve certain

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risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

    ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).

    In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or

Subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or Subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

    Commercial paper issues in which a Portfolio may invest include securities issue by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The CASH MANAGEMENT PORTFOLIO'S 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

    REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

    FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

    WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will maintain a segregated account with its custodian, consisting of cash or liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

    A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

    To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the

Adviser/Subadviser before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

    When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

    HYBRID INSTRUMENTS, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

    Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

    The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

    Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

    Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

    Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodity Futures Trading Commission (the "CFTC"), which generally regulates the trading of commodity futures by U.S.

persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

    The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

    Hybrid Instruments include:

    Structured investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

    WEBs. World Equity Benchmark Shares ("WEBS") are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the American Stock Exchange. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of Portfolio's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE Index could be impaired.

    SPDRs. Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

    INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

    Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

    The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

    Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.

    EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.

    A Portfolio will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

    SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio except the CASH MANAGEMENT PORTFOLIO may lend portfolio securities in amounts up to 33J% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser/Subadviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

    Since voting or consent rights accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

    BORROWING. All of the Portfolios (except the CASH MANAGEMENT PORTFOLIO) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 J% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The CASH MANAGEMENT PORTFOLIO may not borrow money except for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

    To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser/Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios will maintain a segregated account of cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser/Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

    ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

    Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Adviser/Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

    SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

    STANDBY COMMITMENTS. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy



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securities on demand. The Adviser/Subadviser may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

    VALUE INVESTING. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an "up" market.

    WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.
    NON-DIVERSIFIED STATUS. The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP Growth, MARSICO GROWTH and INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS have registered as "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.
    ADRS, GDRS, AND EDRS. Foreign securities include, among other things, American Depositary Receipts ("ADRs") and other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be

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"sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    BRADY BONDS. Foreign securities include, among other things, Brady Bonds which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Phillippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, why may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components; the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

    OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

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Options and Futures (defined below) are generally used for either hedging or income enhancement purposes.

    Options can either purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

    A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will deposit cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or Subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option in a segregated account. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

    The following is more detailed information concerning options, futures and options on futures:

               Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

                To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

               When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

               A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

               A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

               When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

               Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

               When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

               The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

               Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio deposits with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by maintaining in a segregated account with the Trust's custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

               Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

               Yield curve options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

               Reset Options are options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date for, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is pad at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

               Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. The initial margin will be deposited with the Trust's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

               Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

               Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

               Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

               Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

               Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

               The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Portfolio's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               A Portfolio may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

    Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

    Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

    Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedged"). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

    The Portfolios will cover outstanding forward currency contracts by maintaining either liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged, or by owning a corresponding opposite forward position (long or short position, as the case may be) in the same underlying currency with the same maturity date ("Covering/Closing Forwards"). To the extent that a Portfolio is not able to cover its forward currency positions with either underlying portfolio securities or with Covering/Closing Forwards, or to the extent to any portion of a position is either not covered by a corresponding opposite position or is "out of the money" in the case where settlement prices are different on the short and long positions, the Trust's custodian will place cash or liquid securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

    The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

    At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

    The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

    Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    PORTFOLIO TRADING. A Portfolio may engage in portfolio trading when it is believed by the Manager that the sale of a security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

    In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

    The Trust's custodian, or a securities depository acting for the custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

    An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

    In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

    Regulatory Aspects of Derivatives. Each Portfolio that utilizes such instruments must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

    Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

    Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Adviser/Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.
    If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser/Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS.

    HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

    Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

    Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

    Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

    SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

    The following are additional restrictions and/or requirements concerning the ratings of securities:

          - The CASH MANAGEMENT PORTFOLIO invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and Standard & Poor's (for example, commercial paper rated P-1 and A-1 by Moody's and Standard & Poor's, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or Standard & Poor's, provided the issuer has commercial paper rated in the highest rating category by Moody's and Standard & Poor's.

          - The CORPORATE BOND PORTFOLIO will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields, and only up to 35% of net assets. There is no limit with respect to the rating categories for securities in which the Portfolio may invest.

          - All securities purchased by the GLOBAL BOND PORTFOLIO will be rated, at the time of investment, at least BBB by Standard & Poor's or Baa by Moody's. However, the Portfolio generally intends to invest at least 50% of its total assets in securities having the highest applicable credit quality rating. Unrated securities will be determined by the Subadvisers to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates. If a security satisfies the Portfolio's minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Portfolio will not be required to dispose of such security. This is so even if the downgrade causes the average credit quality of the Portfolio to be lower than that stated in the Prospectus. Furthermore, during this period, the subadviser will only buy securities at or above the Portfolio's average rating requirement.

          - The HIGH-YIELD BOND PORTFOLIO may invest without limitation in bonds rated as low as Ca by Moody's or C by Standard & Poor's (or unrated but considered by the Subadviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by Standard & Poor's.

          - From time to time, a portion of the WORLDWIDE HIGH INCOME PORTFOLIO'S investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard & Poor's ("junk bonds").

          - The SUNAMERICA BALANCED PORTFOLIO may invest up to 10% of the value of its total assets (measured at the time of investment) in securities rated as low as BBB by Standard & Poor's or Baa by Moody's.

          - The MFS TOTAL RETURN PORTFOLIO may invest in fixed income securities rated Baa by Moody's or BBB by Standard & Poor's or Fitch Investors Services, Inc. ("Fitch") and comparable unrated securities. The Portfolio may also invest up to 20% in securities rated Baa or lower by Moody's or BB or lower by Standard & Poor's or Fitch and comparable unrated securities ("junk bonds").

          - The ASSET ALLOCATION PORTFOLIO'S fixed income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by Standard & Poor's or Baa or better by Moody's. Up to 25% of the Portfolio's fixed income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by Standard & Poor's or Ca by Moody's. Securities rated BBB or below by Standard & Poor's or Baa or below by Moody's are considered to have speculative characteristics.

          - The EQUITY INCOME PORTFOLIO may invest up to 25% of its assets in convertible debt obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or that have been assigned an equivalent rating by another nationally recognized statistical rating organization.

          - The FEDERATED VALUE PORTFOLIO may invest in convertible securities rated below Baa by Moody's or below BBB by Standard & Poor's or Fitch. The non-convertible fixed income securities in which the FEDERATED VALUE PORTFOLIO may invest must be rated, at the time of purchase, BBB or better by Standard & Poor's, Baa by Moody's or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.

          - The ALLIANCE GROWTH and PUTNAM GROWTH PORTFOLIOS may invest in convertible securities rated below BBB by Standard & Poor's or Baa by Moody's or be determined by the Subadviser to be of comparable quality (i.e., junk bonds).

          - The REAL ESTATE PORTFOLIO will not invest more than 5% of its assets in junk bonds.

          - The SMALL COMPANY VALUE PORTFOLIO may invest up to 5% of its net assets in less than investment grade debt obligations.

          - The MFS MID-CAP GROWTH PORTFOLIO may invest up to 20% of its net assets in non-convertible fixed income securities rated Baa or lower by Moody's or BB or lower by Standard & Poor's or Fitch and comparable unrated securities.

          - The INTERNATIONAL GROWTH AND INCOME PORTFOLIO may invest up to 20% of its assets in bonds rated as low as C by Moody's or Standard & Poor's.

          - The EMERGING MARKETS PORTFOLIO may invest in both higher-rated and lower-rated fixed income securities and is not subject to any restrictions based on credit rating.

          - The EQUITY INDEX, GROWTH-INCOME, DAVIS VENTURE VALUE , "DOGS" OF WALL STREET, MFS GROWTH AND INCOME, AGGRESSIVE GROWTH, INTERNATIONAL DIVERSIFIED EQUITIES, TECHNOLOGY AND GLOBAL EQUITIES PORTFOLIOS may not invest in junk bonds.

          U.S. CORPORATE HIGH-YIELD FIXED INCOME SECURITIES offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and Portfolios may invest up to 10% of their total assets in equity features, such as conversion rights or warrants, subject to the following:

    - The CORPORATE BOND, HIGH-YIELD BOND AND WORLDWIDE HIGH INCOME PORTFOLIOS may invest up to 10% of their total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests).

    - The CASH MANAGEMENT, GLOBAL BOND, WORLDWIDE HIGH INCOME, EQUITY INCOME, EQUITY INDEX, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, GLOBAL EQUITY, AND EMERGING MARKETS PORTFOLIOS may not invest in warrants.

    - The CASH MANAGEMENT, GLOBAL BOND, TELECOM UTILITY, EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED VALUE, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET AND ALLIANCE GROWTH PORTFOLIOS will not invest in rights.

Portfolios may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or
(2) limited partnership interests.

SUPPLEMENTAL INFORMATION CONCERNING UTILITY COMPANIES

    CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Telecom Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, that an investor should take into account when investing in those securities. Factors that may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations that may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

    In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility regulators permit utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadviser of the relevant Portfolio believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that the regulatory policies described in this paragraph will continue in the future.

    In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators that have concurrent jurisdiction); (iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.

    Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels that cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

    In addition to the foregoing considerations, which affect most utility companies, there are specific considerations that affect specific utility industries:

         Electric. The electric utility industry is composed of companies engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

         In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility that a utility company may never be able to use.

         Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies that distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

         Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

         Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

         Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

    COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues rated A-1 that are determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

    Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4
- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality -Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality - Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default - Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

     Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

     CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa
- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

    Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

     Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics, which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time. Issues rated C are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position within the rating category.

    Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

    BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.


                             INVESTMENT RESTRICTIONS

    The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.


            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

    The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities.

    All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

    1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

    2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

    3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

    4. Make loans to others except: (a) for the purchase of the debt securities listed above under its Investment Policies; or (b) as otherwise permitted by exemptive order of the SEC.

    5. Borrow money, except for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

    6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

    7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

    In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

    a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

    b. Pledge or hypothecate its assets.

    c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

    d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

    e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (in accordance with Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy. The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction C above.


    INVESTMENT RESTRICTIONS OF THE CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND, WORLDWIDE HIGH INCOME, SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION, TELECOM UTILITY, EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED VALUE, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS GROWTH AND INCOME, PUTNAM GROWTH, BLUE CHIP GROWTH, REAL ESTATE, SMALL COMPANY VALUE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS AND TECHNOLOGY PORTFOLIOS

The Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Asset Allocation, Telecom Utility, Equity Income, Equity Index, Growth-Income, Federated Value, Davis Venture Value, "Dogs" of Wall Street, Alliance Growth, Goldman Sachs Research, MFS Growth and Income, Putnam Growth, Blue Chip Growth, Real Estate, Small Company Value, MFS Mid-Cap Growth, Aggressive Growth, Growth Opportunities, Marsico Growth, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Technology Portfolios have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:

    1. Other than the Global Bond, Worldwide High Income, "Dogs" of Wall Street, MFS Mid-Cap Growth, Marsico Growth and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

    2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, Worldwide High Income, "Dogs" of Wall Street, MFS Mid-Cap Growth and International Diversified Equities Portfolios.

    3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Telecom Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies, the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies, the Technology Portfolio will invest at least 25% of its assets in the securities of issuers in the technology industry and the "Dogs" of Wall Street Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investments would be selected according to stock selection criteria. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios other than the Telecom Utility Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.

    4. Invest in real estate (including in the case of all Portfolios except the Equity Income, Equity Index, Real Estate and Small Company Value Portfolios limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

    5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.


    6. Borrow money, except to the extent permitted by applicable law or regulatory approval.

    7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.

    8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

    In addition to the foregoing, the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Asset Allocation, Telecom Utility, Equity Income, Equity Index, Growth-Income, Federated Value, Davis Venture Value, "Dogs" of Wall Street, Alliance Growth, Goldman Sachs Research, MFS Growth and Income, Putnam Growth, Blue Chip Growth, Real Estate, Small Company Value, MFS Mid-Cap Growth, Aggressive Growth,

Growth Opportunities, Marsico Growth, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Technology Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:

    a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

    b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

    c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Telecom Utility, Federated Value and Aggressive Growth Portfolios may pledge assets in reverse repurchase agreements.

    d. Invest in companies for the purpose of exercising control or management.

    e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

    f. Sell securities short except to the extent permitted by applicable law.

    g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

    h. Issue any senior securities except as permitted by the 1940 Act, other than, with respect to Equity Income, Equity Index and Small Company Value Portfolios, as set forth in investment restriction number 6 and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

                           TRUST OFFICERS AND TRUSTEES

    The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund and Seasons Series Trust. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.


Name, Age and Position(s)                    Principal Occupation(s) During Past Five Years
Held with the Trust

DONNA M. HANDEL, 34                          Vice President (since November 2000) Seasons
Vice President and Assistant Treasurer       Series Trust and Anchor Pathway Fund; Assistant
                                             Treasurer, Seasons Series Trust (since 1995) and
                                             Anchor Pathway Fund (since April 1993), Vice
The SunAmerica Center                        President, SunAmerica (since August 1996);
733 Third Avenue                             Assistant Vice President, SunAmerica (April 1993
New York, NY 10017-3204                      to August 1996).

JAMES K. HUNT, *49,                          Executive Vice President, SunAmerica
Trustee, Chairman and President              Investments, Inc. (1993 to present); President,
                                             SunAmerica Corporate Finance (since January
                                             1994); Trustee, Anchor Pathway Fund ("APF") and
                                             Seasons Series Trust ("Seasons").

MONICA C. LOZANO, 44                         Associate Publisher, La Opinion (newspaper
Trustee                                      publishing concern) since 1995: Director, First
3257 Purdue Avenue                           Interstate Bank of California from 1994-1996;
Los Angeles, CA 90066                        Editor, La Opinion, from 1991-1995.

Name, Age and Position(s)                    Principal Occupation(s) During Past Five Years
Held with the Trust


MALLARY REZNIK, 32                           Secretary, Seasons and APF (since May 2000);
Companies (1995 - 1998).                     Associate Counsel, SunAmerica Inc. (since
                                             January 1998); Staff Attorney, Transamerica Life
                                             Companies (1995-1998).


ALLAN L. SHER, 69,                           Retired; Trustee, APF and Seasons.
Trustee

PETER C. SUTTON, 36                          Senior Vice President, SAAMCo (since April
Vice President, Treasurer and Controller     1997); Treasurer (since February 1996),
                                             SunAmerica Equity Funds, SunAmerica Income Funds
                                             and SunAmerica Money Market Funds, Inc.
The SunAmerica Center                        ("SunAmerica Mutual Funds" or "SAMF"), Anchor
733 Third Avenue                             Series Trust ("AST") and Style Select Series,
New York, NY 10017-3204                      Inc. ("Style Select"); Vice President and
                                             Assistant Treasurer, Brazos Mutual Funds (since
                                             May 1999); Vice President, Treasurer and
                                             Controller, APF and Seasons (since February
                                             2000); formerly Vice President, SAAMCo
                                             (1994-1997); Controller, SAMF and AST
                                             (1993-1996); Assistant Controller, SAMF and AST
                                             (1990-1993); joined SAAMCo in 1990.



Jeffrey H. Warnock, 29                       Vice President (since November 2000) and
Vice President and Assistant Secretary       Assistant Secretary (since October 1999),
                                             Seasons, AST and APF; Counsel, SunAmerica (since
The SunAmerica Center                        January 2000); Staff Counsel, SunAmerica
733 Third Avenue                             (January 1998 to January 2000); Student, St.
New York, New York 10017-3204                John's University School of Law (1994-1997).

ROBERT M. ZAKEM, 42                          Senior Vice President and General
Vice President and Assistant Secretary       Counsel, SAAMCo (since April 1993);
                                             Secretary and Chief Compliance
The SunAmerica Center                        Officer, SAMF and AST (since 1993),
733 Third Avenue                             Style Select (since 1996);
New York, NY 10017-3204                      Executive Vice President, General
                                             Counsel and Director,
                                             SunAmerica Capital Services, Inc. (since
                                             February 1993); Vice President, General Counsel
                                             and Assistant Secretary, SunAmerica Fund
                                             Services, Inc. (since January 1994); Vice
                                             President and Assistant Secretary, APF (since
                                             September 1993) and Seasons (since April 1997).

     * A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

    The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.

    The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended January 31, 2000.

                               COMPENSATION TABLE


                                                    PENSION OR
                                                    RETIREMENT           TOTAL COMPENSATION
                                 AGGREGATE          BENEFITS ACCRUED     FROM REGISTRANT AND
                                 COMPENSATION       AS PART OF FUND      FUND COMPLEX PAID TO
TRUSTEE                          FROM REGISTRANT    EXPENSES             TRUSTEES*
-------------------------------- ------------------ -------------------- ----------------------

Monica C. Lozano                      $6,750                 -                  $18,000
-------------------------------- ------------------ -------------------- ----------------------

Allan L. Sher                         $6,750                 -                  $18,000
-------------------------------- ------------------ -------------------- ----------------------

William M. Wardlaw**                  $6,750                 -                  $18,000
-------------------------------- ------------------ -------------------- ----------------------



* Complex includes SAST, Seasons and APF.

** Mr. Wardlaw served as Trustee until June 30, 2000.


                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

    The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SAAMCo to handle the management of the Trust and its day to day affairs. The Adviser is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-based international insurance organization.

     AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities. AIG's asset management operations are carried out primarily by AIG Global Investment Group, Inc., a direct wholly owned subsidiary of AIG, and its affiliates (collectively, "AIG Global"). AIG Global manages the investment portfolios of various AIG subsidiaries, as well as third party assets, and is responsible for product design and origination, marketing and distribution of third party asset management products, including offshore and private investment funds and direct investment. AIG Capital Management Corp., an indirect wholly-owned subsidiary of AIG Global Investment Group, Inc., serves as investment adviser to The AIG Money Market Fund, a separate series of The Advisors' Inner Circle Fund, a registered investment company. In addition, AIG Global Investment Corp., an AIG Global group company, serves as the sub-investment adviser to an unaffiliated registered investment company. AIG companies do not otherwise provide investment advice to any registered investment companies.

    The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

    Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

    The Investment Advisory and Management Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

    Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:



PORTFOLIO                                               FEE RATE
---------                                               --------
Alliance Growth Portfolio                          .70% to $50MM
                                                   .65% next $100MM
                                                   .60% over $150MM


Growth-Income Portfolio                            .70% to $50MM
                                                   .65% next $100MM
                                                   .60% next $150MM
                                                   .55% next $200MM
                                                   .50% over $500MM

                                      B-59



PORTFOLIO                                               FEE RATE
---------                                               --------

Putnam Growth Portfolio                            .85% to $150MM
                                                   .80% next $150MM
                                                   .70% over $300MM

Global Equities Portfolio                          .90% to $50MM
                                                   .80% next $100MM
                                                   .70% next $150MM
                                                   .65% over $300MM

Davis Venture Value Portfolio                      .80% to $100MM
                                                   .75% next $400MM
                                                   .70% over $500MM

Asset Allocation Portfolio                         .75% to $50MM
                                                   .65% next $100MM
                                                   .60% next $100MM
                                                   .55% over $250MM

Global Bond Portfolio                              .75% to $50MM
                                                   .65% next $100MM
                                                   .60% next $100MM
                                                   .55% over $250MM

High-Yield Bond Portfolio                          .70% to $50MM
                                                   .65% next $100MM
                                                   .60% next $100MM
                                                   .55% over $250MM

Corporate Bond Portfolio                           .70% to $50MM
                                                   .60% next $100MM
                                                   .55% next $100MM
                                                   .50% over $250MM

International Diversified Equities Portfolio      1.00% of Net Assets

Worldwide High Income Portfolio                   1.00% of Net Assets

Cash Management Portfolio                          .55% to $100MM
                                                   .50% next $200MM
                                                   .45% over $300MM

Federated Value Portfolio                          .75% to $150MM
                                                   .60% next $350MM
                                                   .50% over $500MM

Telecom Utility Portfolio                          .75% to $150MM
                                                   .60% next $350MM
                                                   .50% over $500MM

Aggressive Growth Portfolio                        .75% to $100MM
                                                   .675% next $150MM
                                                   .625% next $250MM
                                                   .600% over$500MM



PORTFOLIO                                               FEE RATE
---------                                               --------


SunAmerica Balanced Portfolio                      .70% to $50MM
                                                   .65% next $100MM
                                                   .60% next $150MM
                                                   .55% next $200MM
                                                   .50% over $500MM

International Growth and Income Portfolio         1.00% to $150MM
                                                   .90% next $150MM
                                                   .80% over $300MM

Emerging Markets Portfolio                        1.25% of Net Assets

Real Estate Portfolio                              .80% to $100MM
                                                   .75% next $400MM
                                                   .70% over $500MM

"Dogs" of Wall Street Portfolio                    .60% of Net Assets

MFS Growth and Income Portfolio**                  .70% to $600MM
                                                   .65% next $900MM
                                                   .60% over $1.5B

MFS Total Return Portfolio**                       .70% to $50MM
                                                   .65% over $50MM

MFS Mid-Cap Growth                                 .75% to $600MM
                                                   .70% next $900MM
                                                   .65% over $1.5B

Equity Income Portfolio                            .65% of Net Assets

Equity Index Portfolio                             .40% of Net Assets

Small Company Value Portfolio                     1.00% of Net Assets

Goldman Sachs Research Portfolio                  1.20% of Net Assets

Blue Chip Growth Portfolio                         .70% to $250MM
                                                   .65% next $250MM
                                                   .60% over $500MM

Growth Opportunities Portfolio                     .75% to $250MM
                                                   .70% next $250MM
                                                   .65% over $500MM

Technology Portfolio                              1.20% of Net Assets

Marsico Growth Portfolio                           .85% of Net Assets




-----------------

* Prior to January 1, 1999, the Advisory Agreement with respect to the Alliance Growth Portfolio provided for an advisory fee payable by the Portfolio to the Adviser at the following annual rates: .70% on the first $50 million;
 .65% on the next $100 million; .60% over $150 million; .55% on the next $200 million and .50% thereafter.

**      Prior to January 1, 1999, the Advisory Agreement with respect to the MFS
Total Return Portfolio (formerly the Balanced/Phoenix Investment Counsel Portfolio) and the MFS Growth and Income Portfolio (formerly the Growth/Phoenix Investment Counsel Portfolio) provided for an advisory fee payable by each Portfolio to the Adviser at the following annual rates: .70% on the first $50 million; .65% on the next $100 million; .60% on the next $150 million; .55% on the next $200 million; .50% over $500 million.

        The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1998 and 1997 and for the period December 1, 1998 through January 31, 1999 (new fiscal year end), as well as for the fiscal year ended January 31, 2000


                                  ADVISORY FEES
-----------------------------------------------------------------------------------------------

              PORTFOLIO                     2000         1999+         1998          1997
--------------------------------------- ------------- ------------ ------------- --------------


Cash Management                         $  2,237,779  $   224,945  $  1,059,551  $     718,297
--------------------------------------- ------------- ------------ ------------- --------------


Corporate Bond                          $  1,095,735  $   161,457  $    654,148  $     325,988
--------------------------------------- ------------- ------------ ------------- --------------

Global Bond                             $    871,938  $   139,771  $    728,940  $     550,533
--------------------------------------- ------------- ------------ ------------- --------------

High-Yield Bond                         $  1,927,896  $   305,048  $  1,667,268  $   1,000,566
--------------------------------------- ------------- ------------ ------------- --------------

Worldwide High Income                   $  1,192,526  $   198,398  $  1,333,369  $     915,682
--------------------------------------- ------------- ------------ ------------- --------------

SunAmerica Balanced                     $  2,096,493  $   189,910  $    570,440  $     178,845
--------------------------------------- ------------- ------------ ------------- --------------

MFS Total Return ++                     $  1,224,166  $   157,567  $    762,995  $     558,675
--------------------------------------- ------------- ------------ ------------- --------------

Asset Allocation                        $  4,180,150  $   716,334  $  3,758,570  $   2,556,963
--------------------------------------- ------------- ------------ ------------- --------------

Equity Income                           $     38,116    $4,546+++            --             --
--------------------------------------- ------------- ------------ ------------- --------------

Telecom Utility                         $    763,860  $    93,546  $    372,897  $     100,647
--------------------------------------- ------------- ------------ ------------- --------------

Equity Index                            $    123,376    $5,763+++            --             --
--------------------------------------- ------------- ------------ ------------- --------------

Growth-Income                           $  7,933,020  $ 1,024,303  $  4,533,481  $   2,784,063
--------------------------------------- ------------- ------------ ------------- --------------

Federated Value                         $  1,400,196  $   193,283  $    764,690  $     237,339
--------------------------------------- ------------- ------------ ------------- --------------

Davis Venture Value                     $ 14,964,215  $ 2,175,195  $ 10,509,956  $   5,952,702
--------------------------------------- ------------- ------------ ------------- --------------

Alliance Growth *                       $ 13,621,029  $ 1,551,967  $  5,626,794  $   3,145,937
--------------------------------------- ------------- ------------ ------------- --------------

MFS Growth and Income++                 $  2,126,722  $   288,906  $  1,467,118  $   1,299,894
--------------------------------------- ------------- ------------ ------------- --------------

Putnam Growth                           $  4,697,170  $   593,614  $  2,581,835   $1,565,910**
--------------------------------------- ------------- ------------ ------------- --------------

Real Estate                             $    470,856  $    81,013  $    398,357     $58,800***
--------------------------------------- ------------- ------------ ------------- --------------

Small Company Value                     $     51,037    $6,831+++            --             --
--------------------------------------- ------------- ------------ ------------- --------------

Aggressive Growth                       $  1,689,376  $   188,017  $    826,035  $     506,503
--------------------------------------- ------------- ------------ ------------- --------------

International Growth and Income         $  1,932,120  $   231,046  $    922,124    $125,310***
--------------------------------------- ------------- ------------ ------------- --------------

Global Equities                         $  3,613,901  $   545,025  $  2,893,944  $   2,337,577
--------------------------------------- ------------- ------------ ------------- --------------

International Diversified Equities      $  4,025,530  $   612,770  $  3,095,975  $   2,127,386
--------------------------------------- ------------- ------------ ------------- --------------

Emerging Markets                        $    735,084  $    67,951  $    341,627     $99,436***
--------------------------------------- ------------- ------------ ------------- --------------

"Dogs" of Wall Street                   $    626,409  $    87,628  $    126,908             --
--------------------------------------- ------------- ------------ ------------- --------------

MFS Mid-Cap Growth                        $140,877--           ++             +             --
--------------------------------------- ------------- ------------ ------------- --------------



+    For the period 12/1/98 through 1/31/99 (new fiscal year end)

++ Prior to January 1, 1999, the Advisory Agreement with respect to the MFS Total Return Portfolio (formerly the Balanced/Phoenix Investment Counsel Portfolio) and the MFS Growth and Income Portfolio (formerly the Growth/Phoenix Investment Counsel Portfolio) provided for an advisory fee payable by each Portfolio to the Adviser at the following annual rates:
     .70% on the first $50 million; .65% on the next $100 million; .60% on the next $150 million; .55% on the next $200 million; .50% over $500 million. The Advisory Agreement was amended as of December 30, 1998 to provide for the following annual fee rates with respect to the MFS Total Return Portfolio : .70% on the first $50 million and .65% over $50 million. The Advisory Agreement was amended as of December 30, 1998 to provide for the following annual fee rate with respect to the MFS Growth and Income
     Portfolio: .70% on the first $600 million; .65% on the next $900 million and .60% thereafter.

+++  For the period 4/1/98 (commencement of operations) through 1/31/99.

* Prior to January 1, 1999, the Advisory Agreement with respect to the Alliance Growth Portfolio provided for an advisory fee payable by the Portfolio to the Adviser at the following annual rates: .70% on the first $50 million; .65% on the next $100 million; .60% over $150 million; .55% on the next $200 million and .50% thereafter. The Advisory Agreement relating to the Alliance Growth Portfolio was amended as of December 30, 1998 to provide for the following annual fee rates: .70% on the first $50 million; .65% on the next $100 million and .60% over $150 million.

** Until April 15, 1997, the Advisory Agreement with respect to the Putnam Growth Portfolio (formerly Provident Growth Portfolio) provided for an advisory fee payable to the Adviser at the following annual rates: .85% on the first $50 million of average daily net assets; .80% on the next $100 million; .70% on the next $100 million; .65% on the next $100 million; and .60% over $350 million. The Advisory Agreement relating to the Putnam Growth Portfolio was amended as of April 15, 1997 to provide for the following annual fee rates: .85% on the first $150 million of average daily net assets; .80% on the next $150 million; and .70% over $300 million.

***  For the period 6/2/97 (commencement of operations) through 11/30/97.


++   For the period 4/1/99 (commencement of operations) through 1/31/00.


     For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the lesser of the following percentages of each of the following Portfolio's average net assets: Equity Income Portfolio - 0.95%; Equity Index Portfolio - 0.55%; Small Company Value Portfolio - 1.40%; Emerging Markets Portfolio - 1.90%; MFS Mid-Cap Growth Portfolio - 1.15%; Growth Opportunities Portfolio - 1.00%; Blue Chip Growth Portfolio - 0.85%; Technology Portfolio - 1.55%; Goldman Sachs Research Portfolio - 1.35%; and Marisco Growth Portfolio - 1.00%;the Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser (after June 3, 1996) with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.


        For the fiscal year ended January 31, 2000, the Adviser voluntarily waived fees or reimbursed expenses, which are not included as part of the table as follows: Equity Income Portfolio - $35,799; Equity Index Portfolio - $92,559; MFS Mid-Cap Growth Portfolio - $4,045; and Small Company Value - $43,169. Certain Portfolios had recoupments for the fiscal year ended January 31, 2000, and such recoupments, which are not included as part of the advisory fee table, were as follows: Emerging Markets Portfolio - $75,700 and "Dogs" of Wall Street Portfolio - $1,193.

        Personal Trading. The Trust and the Adviser have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons"thereof. An Access Person as defined in the SunAmerica Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal

Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Subadviser during the quarter.

        The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the SunAmerica Code, and have, with the exception of Putnam Investment Management, Inc. and Davis Selected Advisers, LP, undertaken to comply with the provisions of the SunAmerica Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Subadviser.


                             SUBADVISORY AGREEMENTS


        Alliance Capital Management L.P. ("Alliance"), Banc of America Capital Management, Inc. ("BACAP"), Davis Selected Advisers L.P. ("Davis Selected"), Federated Investment Counseling ("Federated"), First American Asset Management ("First American"), Goldman Sachs Asset Management ("GSAM"), Goldman Sachs Asset Management International ("GSAM-International"), Marisco Capital Management, LLC ("Marisco"), Morgan Stanley Dean Witter Investment Management d/b/a Morgan Stanley Asset Management ("MSAM"), Massachusetts Financial Services Company ("MFS") and Putnam Investment Management, Inc. ("Putnam") act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

        Alliance is a majority-owned subsidiary of AXA Financial, Inc. BACAP is a wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. Federated is a wholly owned subsidiary of Federated Investors, Inc. First American is a division of U.S. Bank National Association. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. GSAM is a unit of IMD. GSAM International is an affiliate of Goldman, Sachs & Co. Marisco is 50% owned by Bank of America. MSAM is a subsidiary of Morgan Stanley Dean Witter and Co.
        The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:

------------------------- -------------------------------- ------------------------------------
SUBADVISER                PORTFOLIO                        FEE
------------------------- -------------------------------- ------------------------------------

Alliance                  Alliance Growth Portfolio*          .35% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% thereafter
                          -------------------------------- ------------------------------------

                          Growth-Income Portfolio             .35% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $150 million
                                                              .20% on the next $200 million
                                                              .15% thereafter
                          -------------------------------- ------------------------------------

                          Global Equities Portfolio           .50% on the first $50 million
                                                              .40% on the next $100 million
                                                              .30% on the next $150 million
                                                              .25% thereafter
------------------------- -------------------------------- ------------------------------------

BACAP                     Cash Management Portfolio           .15% on the first $750 million
                                                              .10% thereafter
------------------------- -------------------------------- ------------------------------------

Davis Selected            Davis Venture Value and Real        .45% on the first $100 million
                          Estate Portfolios                   .40% on the next $400 million
                                                              .35% thereafter
------------------------- -------------------------------- ------------------------------------
Federated                 Corporate Bond                      .30% on the first $25 million
                          Portfolio                           .25% on the next $25 million
                                                              .20% on the next $100 million
                                                              .15% thereafter
------------------------- -------------------------------- ------------------------------------

                          Federated Value and Telecom         .55% on the first $20 million
                          Utility Portfolios                  .35% on the next $30 million
                                                              .25% on the next $100 million
                                                              .20% on the next $350 million
                                                              .15% thereafter
------------------------- -------------------------------- ------------------------------------
First American            Equity Income Portfolio             .30% of Net Assets
                          -------------------------------- ------------------------------------
                          Small Company Value Portfolio       .80% of Net Assets
                          -------------------------------- ------------------------------------
                          Equity Index Portfolio              .125% of Net Assets
------------------------- -------------------------------- ------------------------------------
GSAM                      Asset Allocation Portfolio          .40% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter
                          -------------------------------- ------------------------------------
                          Goldman Sachs Research              .80% on the first $500 million
                                                              .70% thereafter
------------------------- -------------------------------- ------------------------------------
GSAM-International        Global Bond Portfolio               .40% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter
------------------------- -------------------------------- ------------------------------------
Marisco                   Marsico Growth Portfolio            .45% of Net Assets
------------------------- -------------------------------- ------------------------------------
MFS**                     MFS Growth and Income               .40% on the first $300 million
                          Portfolio                           .375% on the next $300 million
                                                              .35% on the next $300 million
                                                              .325% on the next $600 million
                                                              .25% thereafter
                          -------------------------------- ------------------------------------
                          MFS Total Return Portfolio          .375% of Net Assets
                          -------------------------------- ------------------------------------
                          MFS Mid-Cap Growth Portfolio        .40% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter

------------------------- -------------------------------- ------------------------------------
SUBADVISER                PORTFOLIO                        FEE
------------------------- -------------------------------- ------------------------------------
------------------------- -------------------------------- ------------------------------------
MSAM                      International Diversified           .65% on the first $350 million
                          Equities and Worldwide High         .60% thereafter
                          Income Portfolios
                          -------------------------------- ------------------------------------
                          Technology                          .70% on the first $250 million
                                                              .65% on the next $250 million
                                                              .60% thereafter
------------------------- -------------------------------- ------------------------------------
Putnam                    Putnam Growth Portfolio***          .50% on the first $150 million
                                                              .45% on the next $150 million
                                                              .35% thereafter
                          -------------------------------- ------------------------------------
                          Emerging Markets Portfolio         1.00% on the first $150 million
                                                              .95% on the next $150 million
                                                              .85% thereafter
                          -------------------------------- ------------------------------------
                          International Growth  and           .65% on the first $150 million
                          Income Portfolio                    .55% on the next $150 million
                                                              .45% thereafter
                          -------------------------------- ------------------------------------


* Prior to January 1, 1999, the Subadvisory fee for Alliance Growth Portfolio was as calculated at the following annual rates: .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.

** Prior to January 1, 1999, Phoenix Investment Counsel served as Subadviser to the MFS Growth and Income and MFS Total Return Portfolios (formerly Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios). The Subadvisory fee was calculated at the following rates for both Portfolios: .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.

*** Until April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly Provident Growth Portfolio). The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.

The following table sets forth the fees paid to the Subadvisers, and to Phoenix Investment Counsel, Inc. and Provident Investment Counsel, Inc. as former Subadvisers, for the fiscal years ended November 30, 1998, 1997 and 1996 and for the period December 1, 1998 through January 31, 1999 (new fiscal year end), as well as fiscal year ended January 31, 2000.


                                SUBADVISORY FEES

     SUBADVISER              PORTFOLIO            2000        1999+        1998        1997
---------------------- ----------------------- ----------- ------------ ----------- -----------

Alliance               Alliance Growth++       $5,733,762  $   603,017  $2,038,038  $1,280,957
                       ----------------------- ----------- ------------ ----------- -----------
                       Growth-Income           $2,729,906  $   366,743  $1,710,044  $1,161,812
                       ----------------------- ----------- ------------ ----------- -----------
                       Global Equities         $1,605,346  $   246,211  $1,328,440  $1,109,352
---------------------- ----------------------- ----------- ------------ ----------- -----------
Davis Selected         Davis Venture Value     $7,632,108  $ 1,113,077  $5,404,978  $3,126,351
                       ----------------------- ----------- ------------ ----------- -----------
                       Real Estate             $  264,856  $    45,570  $  219,647  $33,075+++
---------------------- ----------------------- ----------- ------------ ----------- -----------
Federated              Corporate Bond          $  377,246  $    57,239  $  238,882    $128,651
                       ----------------------- ----------- ------------ ----------- -----------
                       Federated Value         $  556,732  $    79,715  $  344,897    $146,523
                       ----------------------- ----------- ------------ ----------- -----------
                       Telecom Utility         $  344,620  $    46,470  $  192,017     $73,542
---------------------- ----------------------- ----------- ------------ ----------- -----------
First American Asset
Management             Equity Income           $   17,592  $    2,098*      --          --
                       ----------------------- ----------- ------------ ----------- -----------
                       Equity Index            $   38,555  $    1,801*      --          --
                       ----------------------- ----------- ------------ ----------- -----------
                       Small Company Value     $   40,830  $    5,465*      --              --
---------------------- ----------------------- ----------- ------------ ----------- -----------

                                      B-66

     SUBADVISER              PORTFOLIO            2000        1999+        1998        1997
---------------------- ----------------------- ----------- ------------ ----------- -----------
GSAM                   Asset Allocation        $1,679,145  $    287,509  $1,525,843  $1,088,896
---------------------- ----------------------- ----------- ------------ ----------- -----------
GSAM International     Global Bond             $  429,356  $     69,083  $  363,357    $281,015
---------------------- ----------------------- ----------- ------------ ----------- -----------
MFS                    MFS Growth and Income   $1,212,484  $     88,285      --          --
                       ----------------------- ----------- ------------ ----------- -----------
                       MFS Total Return        $  691,827  $     45,323      --          --
                       ----------------------- ----------- ------------ ----------- -----------
                       MFS Mid-Cap Growth      $   73,003
                                                      ***          --        --          --
---------------------- ----------------------- ----------- ------------ ----------- -----------
MSAM                   Worldwide High Income   $  775,142  $   128,059  $  866,690    $595,193
                       ----------------------- ----------- ------------ ----------- -----------
                       International
                       Diversified Equities    $2,590,115  $   397,302  $2,012,245  $1,382,736
---------------------- ----------------------- ----------- ------------ ----------- -----------
                       MFS Growth and Income
                       (formerly
Phoenix Investment     Growth/Phoenix
Counsel, Inc.**        Investment Counsel)         --      $    60,957  $  669,632    $599,956
                       ----------------------- ----------- ------------ ----------- -----------
                       MFS Total Return
                       (formerly
                       Balanced/Phoenix
                       Investment Counsel          --      $    36,628  $  365,613    $271,312
---------------------- ----------------------- ----------- ------------ ----------- -----------
                       Putnam Growth
Provident Investment   (formerly Provident
Counsel, Inc.+         Growth)                     --          --           --      $284,164++
---------------------- ----------------------- ----------- ------------ ----------- -----------
                       International Growth
Putnam                 and Income              $1,238,806  $   150,180  $  565,251  $81,451+++
                       ----------------------- ----------- ------------ ----------- -----------
                       Emerging Markets        $  588,068  $    54,361  $  273,302  $79,549+++
                       ----------------------- ----------- ------------ ----------- -----------
                       Putnam Growth           $2,536,085  $   328,656  $1,472,238  $618,584
---------------------- ----------------------- ----------- ------------ ----------- -----------




          +    For the period 12/1/98 through 1/31/99 (new fiscal year end).

          ++ Prior to January 1, 1999, the Subadvisory fee for Alliance Growth Portfolio was as calculated at the following annual rates: .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.

          +++ For the period 6/2/97 (commencement of operations) through 11/30/97.

          * For the period 12/14/98 (commencement of operations) through 1/31/99.

          ** Prior to January 1, 1999, Phoenix Investment Counsel served as Subadviser to the MFS Growth and Income and MFS Total Return Portfolios (formerly Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios). The Subadvisory fee was calculated at the following rates for both Portfolios:
               .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.

          *** For the period 4/1/99 (commencement of operations) through 1/31/00.

          + Prior to April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly Provident Growth Portfolio). The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.

          ++ For the period 12/1/96 through 4/14/97 (termination of operations)

               The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon the specified written notice contained in the Agreement.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains).

          So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

           Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes.

           The Real Estate Portfolio may invest in REITs that hold residual interests in REMICs. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will not be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

           A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, the "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). If the election is in effect at the end of the Portfolio's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.


           Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

           For the fiscal year ended January 31, 2000, the Corporate Bond, Global Bond, High Yield Bond, Worldwide High Income, Equity Income, MFS Growth and Income, Real Estate and Emerging Markets Portfolios had capital loss carry-forwards of $1,244,271, $2,524,770, $11,652,345, $29,920,449, $67,110,
$2,233,544, $8,675,657 and $1,679,121, respectively. To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2004 and 2008. The utilization of such losses will be subject to annual limitations under the Code.

                               SHARES OF THE TRUST

           The Trust consists of thirty-two separate Portfolios, each of which offers a single class of shares. All shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders.

At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration of Trust to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

           In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

           Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                                 PRICE OF SHARES

           Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the NYSE is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of its net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

          Stocks and convertible bonds and debentures traded on the NYSE are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

          A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

          It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

          A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

          The Adviser or Subadviser may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may not be used by the Adviser or Subadviser in connection with the Trust and could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust. Research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.


          Consistent with NASD Conduct Rules and policies established by the board of trustees, the Adviser or Subadvisers may consider sales of the Trust's Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios, subject to best execution. In that regard, certain of the Trust's brokerage may be directed to Merrill Lynch/Broadcort Capital Group and Lynch, Jones & Ryan, each of which has agreed to pay a portion of its commissions to brokers identified by the Adviser that have sold shares of the Trust's Portfolios.




           In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

           Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

           For the fiscal year ended November 30, 1998, and for the period December 1, 1998 through January 31, 1999 (new fiscal year end) the Portfolios acquired no securities of brokers or dealers that executed its portfolio transactions during the fiscal year.

           The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended January 31, 2000, November 30, 1998 and 1997, as well as the period December 1, 1998 through January 31, 1999.

                           2000 BROKERAGE COMMISSIONS


----------------------- ----------------- ----------------- ----------------- -----------------
                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS     BROKER-DEALERS*    BROKER-DEALERS    BROKER-DEALERS
----------------------- ----------------- ----------------- ----------------- -----------------

Cash Management                      ---               ---                --               ---
----------------------- ----------------- ----------------- ----------------- -----------------

Corporate Bond          $            351               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------

Global Bond                          ---               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------

High-Yield Bond         $            770               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------

Worldwide High Income   $            518               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------

SunAmerica Balanced     $        244,959               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Total Return        $        184,004               ---                --               ---
Portfolio (formerly
Balanced/Phoenix
Investment Counsel)
----------------------- ----------------- ----------------- ----------------- -----------------
Asset Allocation        $      2,692,225  $         77,357             2.87%             2.08%
----------------------- ----------------- ----------------- ----------------- -----------------
Equity Income           $          6,474               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------
Telecom Utility         $        358,061               ---                --               ---
----------------------- ----------------- ----------------- ----------------- -----------------
Equity Index            $         21,660               ---                --                --
----------------------- ----------------- ----------------- ----------------- -----------------


----------------------- ----------------- ----------------- ----------------- -----------------
                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS     BROKER-DEALERS*    BROKER-DEALERS    BROKER-DEALERS
----------------------- ----------------- ----------------- ----------------- -----------------
Growth-Income           $      1,568,820               ---                --               ---
----------------------- ----------------- ----------------- ----------------- -----------------
Federated Value         $        192,687               ---               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------
Davis Venture Value     $      1,251,727  $          9,603             0.77%             0.69%
----------------------- ----------------- ----------------- ----------------- -----------------
Alliance Growth         $      2,831,086               ---                --               ---
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Growth and Income   $        456,832               ---               ---               ---
Portfolio (formerly
Growth/Phoenix
Investment Counsel)
----------------------- ----------------- ----------------- ----------------- -----------------
Putnam Growth
(formerly Provident
Growth)                 $        631,393                --               ---               ---
----------------------- ----------------- ----------------- ----------------- -----------------
Real Estate             $        187,761               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
Small Company Value     $         10,281               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------

Aggressive Growth       $        333,636               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
International Growth
and Income              $        773,397               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
Global Equities         $      1,588,213               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
International
Diversified Equities    $        365,969               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
Emerging Markets        $        714,722               ---                                  --
----------------------- ----------------- ----------------- ----------------- -----------------
"Dogs" of Wall Street   $        188,595               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Mid-Cap Growth      $        101,342               ---                                 ---
----------------------- ----------------- ----------------- ----------------- -----------------


* The affiliated broker-dealers that effected transactions with the indicated portfolios included Goldman Sachs & Co. and Shelby Cullom & Davis.

                           1999 BROKERAGE COMMISSIONS


                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS*    BROKER-DEALERS*   BROKER-DEALERS*   BROKER-DEALERS*
----------------------- ----------------- ----------------- ----------------- -----------------

Cash Management                       --                --                --                --

----------------------- ----------------- ----------------- ----------------- -----------------

----------------------- ----------------- ----------------- ----------------- -----------------
Corporate Bond                        --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Global Bond                           --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
High-Yield Bond                       --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Worldwide High Income                 --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
SunAmerica Balanced     $         20,508                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Total Return
Portfolio (formerly
Balanced/Phoenix
Investment Counsel)     $        104,590                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Asset Allocation        $        308,929  $         32,590             10.5%             7.77%
----------------------- ----------------- ----------------- ----------------- -----------------
Equity Income           $          8,370                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Telecom Utility         $         26,459                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Equity Index            $          7,045                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Growth-Income           $        411,348                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Federated Value         $         23,384                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Davis Venture Value     $        246,044  $          5,130              2.1%             4.17%
----------------------- ----------------- ----------------- ----------------- -----------------
Alliance Growth         $        323,300                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Growth and Income   $        333,737                --                --                --
Portfolio (formerly
Growth/Phoenix
Investment Counsel)
----------------------- ----------------- ----------------- ----------------- -----------------


----------------------- ----------------- ----------------- ----------------- -----------------
                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS*    BROKER-DEALERS*    BROKER-DEALERS*   BROKER-DEALERS*
----------------------- ----------------- ----------------- ----------------- -----------------
----------------------- ----------------- ----------------- ----------------- -----------------
Putnam Growth
(formerly Provident
Growth)                 $         68,229                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Real Estate             $         37,343                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Small Company Value     $          9,881                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Aggressive Growth       $         56,850                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
International Growth
and Income              $         78,648                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Global Equities         $        155,404                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
International
Diversified Equities    $         39,214                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Emerging Markets        $         47,618                --                 -                --
----------------------- ----------------- ----------------- ----------------- -----------------
"Dogs" of Wall Street   $        109,583                 -                 -                --
----------------------- ----------------- ----------------- ----------------- -----------------

*For period December 1, 1998 through January 31, 1999 (new fiscal year end).


                           1998 BROKERAGE COMMISSIONS



                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS      BROKER-DEALERS    BROKER-DEALERS    BROKER-DEALERS
----------------------- ----------------- ----------------- ----------------- -----------------
Cash Management                       --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Corporate Bond          $            391                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Global Bond                           --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
High-Yield Bond                       --                --                --                --



                                                                               PERCENTAGE OF
                                                                                 AMOUNT OF
                                                                                TRANSACTIONS
                                                                                 INVOLVING
                                                                                 PAYMENT OF
                                                             PERCENTAGE OF      COMMISSIONS
                           AGGREGATE       AMOUNT PAID TO   COMMISSIONS PAID      THROUGH
                           BROKERAGE         AFFILIATED      TO AFFILIATED       AFFILIATED
      PORTFOLIO           COMMISSIONS      BROKER-DEALERS    BROKER-DEALERS    BROKER-DEALERS
----------------------- ----------------- ----------------- ----------------- -----------------
Worldwide High Income                 --                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
SunAmerica Balanced     $        141,473                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Total Return
Portfolio (formerly
Balanced/Phoenix
Investment Counsel)     $        125,555  $             95                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Asset Allocation        $      1,153,926  $        100,571             8.72%             9.16%
----------------------- ----------------- ----------------- ----------------- -----------------
Telecom Utility         $        139,718                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Growth-Income           $        984,054  $          1,000             0.10%             0.06%
----------------------- ----------------- ----------------- ----------------- -----------------
Federated Value         $        214,317                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Davis Venture Value     $      1,124,621  $          9,576             0.85%             0.98%
----------------------- ----------------- ----------------- ----------------- -----------------
Alliance Growth         $      1,701,859                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
MFS Growth and Income   $        423,830  $            360             0.08%             0.04%
Portfolio (formerly
Growth/Phoenix
Investment Counsel)
----------------------- ----------------- ----------------- ----------------- -----------------
Putnam Growth
(formerly Provident
Growth)                 $        433,115  $            610             0.14%             0.15%
----------------------- ----------------- ----------------- ----------------- -----------------
Real Estate             $        119,289  $            222             0.19%             0.24%
----------------------- ----------------- ----------------- ----------------- -----------------
Aggressive Growth       $        424,154                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
International Growth
and Income              $        336,662                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Global Equities         $      1,215,172            $2,030             0.17%             0.23%
----------------------- ----------------- ----------------- ----------------- -----------------
International
Diversified Equities    $        239,147                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
Emerging Markets        $        202,758                --                --                --
----------------------- ----------------- ----------------- ----------------- -----------------
"Dogs" of Wall Street   $         82,855                --                --
----------------------- ----------------- ----------------- ----------------- -----------------


                           1997 BROKERAGE COMMISSIONS



                                     AGGREGATE          AMOUNT PAID TO       PERCENTAGE PAID
                                     BROKERAGE            AFFILIATED          TO AFFILIATED
          PORTFOLIO                 COMMISSIONS         BROKER-DEALERS       BROKER-DEALERS
------------------------------- -------------------- --------------------- --------------------
Cash Management                                  --                    --                   --
------------------------------- -------------------- --------------------- --------------------
Corporate Bond                                   --                    --                   --
------------------------------- -------------------- --------------------- --------------------
Global Bond                                      --                    --                   --
------------------------------- -------------------- --------------------- --------------------
High-Yield Bond                 $                90                    --                   --
------------------------------- -------------------- --------------------- --------------------
Worldwide High Income                            --                    --                   --
------------------------------- -------------------- --------------------- --------------------
SunAmerica Balanced             $            73,801                    --                   --
------------------------------- -------------------- --------------------- --------------------
MFS Total Return Portfolio      $           153,408                    --                   --
(formerly Balanced/Phoenix
Investment Counsel)
------------------------------- -------------------- --------------------- --------------------
Asset Allocation                $           618,233  $            77,151                12.48%
------------------------------- -------------------- --------------------- --------------------
Telecom Utility                 $            40,772                    --                   --
------------------------------- -------------------- --------------------- --------------------
Growth-Income                   $           547,081                    --                   --
------------------------------- -------------------- --------------------- --------------------
Federated Value                 $            77,121                    --                   --
------------------------------- -------------------- --------------------- --------------------
Davis Venture Value             $           634,966  $            87,696                13.81%
------------------------------- -------------------- --------------------- --------------------

Alliance Growth                 $         1,020,216                    --                   --
------------------------------- -------------------- --------------------- --------------------
MFS Growth and Income           $           731,747  $             1,220                  .17%
Portfolio (formerly
Growth/Phoenix Investment
Counsel)
------------------------------- -------------------- --------------------- --------------------
Putnam Growth
(formerly Provident Growth)     $           241,968  $               920                  .38%
------------------------------- -------------------- --------------------- --------------------
Real Estate*                    $            53,466                    --                   --
------------------------------- -------------------- --------------------- --------------------
Aggressive Growth               $           251,919                    --                   --
------------------------------- -------------------- --------------------- --------------------
International Growth and        $           120,957                    --                   --
Income *
------------------------------- -------------------- --------------------- --------------------
Global Equities                 $         1,376,002                    --                   --
------------------------------- -------------------- --------------------- --------------------
International Diversified       $           269,652                    --                   --
Equities
------------------------------- -------------------- --------------------- --------------------
Emerging Markets*               $            80,600                    --                    -
------------------------------- -------------------- --------------------- --------------------



* For the period June 2, 1997 (commencement of operations) through November 30, 1997.

        The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

        The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; Portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

          If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

        It is possible that a Portfolio's holdings may include securities of entities for which a Subadviser or its affiliate performs investment banking services as well as securities of entities in which a Subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                               GENERAL INFORMATION

        Custodian - State Street Bank Corporation ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.


        Independent Accountants and Legal Counsel - PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. PricewaterhouseCoopers, LLP, performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, NY 10174 has been selected as legal counsel to the Trust.


        Reports to Shareholders - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

        Shareholder and Trustee Responsibility - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

        Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

        Registration Statement - A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.


                              FINANCIAL STATEMENTS

        The Trust's audited financial statements with respect to the fiscal year ended January 31, 2000 as well as the unaudited financial statements with respect to the six month period ended July 31, 2000 are incorporated into this Statement of Additional Information by reference to its 2000 annual and semi-annual reports to shareholders. You may request a copy of the Annual Report and/or Semi-annual Report at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.